Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	RHP
Entity Registrant Name	Ryman Hospitality Properties, Inc.
Entity Central Index Key	0001040829

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Property and equipment, net of accumulated depreciation	$ 2,103,975	$ 2,148,999
Cash and cash equivalents - unrestricted	44,400	97,170	29,504	44,388
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance of $655 and $623, respectively	74,450	55,343
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	55,345	63,982
Total assets	2,466,885	2,532,451
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,154,663	1,031,863
Accounts payable and accrued liabilities	147,438	218,461
Deferred income tax liabilities, net	38,274	88,938
Deferred management rights proceeds	184,884	186,346
Dividends payable	25,600
Other liabilities	126,018	153,245
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 100,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 400,000 shares authorized, 50,680 and 52,596 shares issued and outstanding, respectively	507	526
Additional paid-in capital	1,264,208	1,250,975
Treasury stock of 456 shares, at cost	(7,234)	(7,234)
Accumulated deficit	(452,442)	(366,066)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	790,008	853,598
Total liabilities and stockholders' equity	$ 2,466,885	$ 2,532,451

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable	$ 655	$ 623
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	50,680	52,596
Common stock, shares outstanding	50,680	52,596
Treasury stock, shares	456	456

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Rooms	$ 96,073	$ 99,982	$ 181,582	$ 187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	27,449	31,841	53,333	62,279
Opry and Attractions	22,352	20,182	34,884	33,049
Total revenues	245,183	253,229	467,296	492,144
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	68,583	74,836	138,151	147,730
Management fees	3,724		7,193
Total hotel operating expenses	159,277	160,277	318,649	317,753
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,636	13,260	13,302	26,266
REIT conversion costs	5,420	3,375	20,412	6,428
Casualty loss	17	372	49	546
Preopening costs		8		339
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Depreciation and amortization	29,054	30,254	61,063	62,688
Total operating expenses	216,280	221,621	440,637	438,852
Operating income	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies		109		109
Other gains and (losses), net	53		47
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
(Provision) benefit for income taxes	1,784	(11,314)	68,076	(15,783)
Income from continuing operations	16,368	8,973	70,138	14,980
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income	16,379	8,954	70,159	14,982
Loss on call spread modification related to convertible notes	(4,869)		(4,869)
Net income available to common shareholders	11,510	8,954	65,290	14,982
Basic income per share available to common shareholders:
Income from continuing operations	$ 0.22	$ 0.18	$ 1.26	$ 0.31
Income from discontinued operations, net of income taxes	$ 0	$ 0	$ 0	$ 0
Net income	$ 0.22	$ 0.18	$ 1.26	$ 0.31
Fully diluted income per share available to common shareholders:
Income from continuing operations	$ 0.18	$ 0.17	$ 0.99	$ 0.29
Income from discontinued operations, net of income taxes	$ 0	$ 0	$ 0	$ 0
Net income	$ 0.18	$ 0.17	$ 0.99	$ 0.29
Dividends declared per common share	$ 0.5		$ 1
Comprehensive income, net of deferred taxes	$ 24,789	$ 8,954	$ 79,731	$ 14,982

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income	$ 70,159	$ 14,982
Amounts to reconcile net income to net cash flows provided by operating activities:
Income (loss) from discontinued operations, net of income taxes	(21)	(2)
Income from unconsolidated companies		(109)
Impairment and other charges	1,786
Provision (benefit) for deferred income taxes	(69,493)	15,363
Depreciation and amortization	61,063	62,688
Amortization of deferred financing costs	2,642	2,423
Amortization of discount on convertible notes	7,337	6,754
Stock-based compensation expense	4,635	5,277
Excess tax benefit from stock-based compensation	(4)
Changes in:
Trade receivables	(19,107)	(12,255)
Interest receivable	(2,578)	(2,394)
Accounts payable and accrued liabilities	(72,198)	(16,228)
Other assets and liabilities	4,947	2,600
Net cash flows provided by (used in) operating activities - continuing operations	(8,987)	79,099
Net cash flows provided by operating activities - discontinued operations	79	51
Net cash flows provided by (used in) operating activities	(8,908)	79,150
Cash Flows from Investing Activities:
Purchases of property and equipment	(15,181)	(58,788)
Collection of notes receivable		2,870
Increase in restricted cash and cash equivalents	(8,273)
Other investing activities	226	424
Net cash flows used in investing activities - continuing operations	(23,228)	(55,494)
Net cash flows used in investing activities - discontinued operations
Net cash flows used in investing activities	(23,228)	(55,494)
Cash Flows from Financing Activities:
Net borrowings (repayments) under credit facility	(82,000)	(45,000)
Issuance of senior notes	350,000
Early redemption of senior notes	(152,180)
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net	(357)	(373)
Net cash flows used in financing activities - continuing operations	(20,634)	(38,540)
Net cash flows provided by financing activities - discontinued operations
Net cash flows used in financing activities	(20,634)	(38,540)
Net change in cash and cash equivalents	(52,770)	(14,884)
Cash and cash equivalents - unrestricted, beginning of period	97,170	44,388
Cash and cash equivalents - unrestricted, end of period	44,400	29,504
6.75% Senior Notes [Member]
Amounts to reconcile net income to net cash flows provided by operating activities:
Write-off of deferred financing costs	544
$925 Million Credit Facility [Member]
Amounts to reconcile net income to net cash flows provided by operating activities:
Write-off of deferred financing costs	$ 1,301

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
1.	BASIS OF PRESENTATION:

For financial statement presentation and reporting purposes, the Company is the successor to Gaylord Entertainment Company, formerly a Delaware corporation (“Gaylord”). As more fully described in Note 3, as part of the plan to restructure the business operations of Gaylord to facilitate its qualification as a real estate investment trust (“REIT”) for federal income tax purposes, Gaylord merged with and into its wholly-owned subsidiary, Ryman Hospitality Properties, Inc., a Delaware corporation (“Ryman”), on October 1, 2012, with Ryman as the surviving corporation (the “Merger”). At 12:01 a.m. on October 1, 2012, the effective time of the Merger, Ryman succeeded to and began conducting, directly or indirectly, all of the business conducted by Gaylord immediately prior to the Merger. The “Company” refers to Ryman and to Gaylord.

The Company conducts its business through an umbrella partnership REIT, in which its assets are held by, and operations are conducted through, RHP Hotel Properties, LP, a subsidiary operating partnership (the “Operating Partnership”) that the Company formed in connection with the REIT conversion. The Company is the sole limited partner of the Operating Partnership and currently owns, either directly or indirectly, all of the partnership units of the Operating Partnership.

The Company principally operates, through its subsidiaries and its property managers, as applicable, in the following business segments: Hospitality, Opry and Attractions, and Corporate and Other.

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the financial information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. In the opinion of management, all adjustments necessary for a fair statement of the results of operations for the interim periods have been included. All adjustments are of a normal, recurring nature. The results of operations for such interim periods are not necessarily indicative of the results for the full year because of seasonal and short-term variations.

Reclassifications

The Company is electing REIT status for the year ending December 31, 2013. In connection with the Company’s conversion to a REIT and the restructuring of the Company’s business operations as further discussed in Note 3, the Company has revised the presentation of its condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive income to be more consistent with its peers within the hospitality REIT industry. For the condensed consolidated balance sheets, these changes consisted of presenting an unclassified balance sheet. For the condensed consolidated statements of operations and comprehensive income, the changes consist of providing revenues and operating expenses as Rooms, Food and Beverage, Other Hotel Revenues/Expenses, Opry and Attractions, and Corporate. As a result, certain amounts in previously issued financial statements have been reclassified to conform to the 2013 presentation as follows:

•

a reduction of $10.7 million in total assets and $10.7 million in total liabilities in the Company’s consolidated balance sheet as of December 31, 2012, as a result of the change in presentation for deferred income taxes under an unclassified balance sheet;

•

a reclassification of $139.2 million of operating costs for the three months ended June 30, 2012 as hotel operating expenses ($125.9 million), Opry and Attractions operating expenses ($10.3 million) and Corporate operating expenses ($3.0 million);

•

a reclassification of $274.2 million of operating costs for the six months ended June 30, 2012 as hotel operating expenses ($250.6 million), Opry and Attractions operating expenses ($17.5 million) and Corporate operating expenses ($6.1 million);

•

a reclassification of $51.8 million of selling, general and administrative expense for the three months ended June 30, 2012 as hotel operating expenses ($34.4 million), Opry and Attractions operating expenses ($3.8 million), Corporate operating expenses ($10.2 million) and REIT conversion costs ($3.4 million); and

•

a reclassification of $101.1 million of selling, general and administrative expense for the six months ended June 30, 2012 as hotel operating expenses ($67.2 million), Opry and Attractions operating expenses ($7.3 million), Corporate operating expenses ($20.2 million) and REIT conversion costs ($6.4 million).

The Company believes the 2013 presentation is more aligned with its peers in the hospitality REIT industry.

Newly Issued Accounting Standards	6 Months Ended
Jun. 30, 2013
Newly Issued Accounting Standards
2.	NEWLY ISSUED ACCOUNTING STANDARDS:

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-02, Topic 220, “Comprehensive Income,” which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. The ASU is intended to help entities improve the transparency of changes in other comprehensive income and items reclassified out of accumulated other comprehensive income in their financial statements. It does not amend any existing requirements for reporting net income or other comprehensive income in the financial statements. The Company adopted this ASU in the first quarter of 2013 and this adoption did not have a material impact on the Company’s consolidated financial statements.

Reit Conversion	6 Months Ended
Jun. 30, 2013
Reit Conversion
3.	REIT CONVERSION:

The Company completed a plan to restructure the Company’s business operations to facilitate the Company’s qualification as a REIT for federal income tax purposes (the “REIT conversion”) during 2012 and will elect to be taxed as a REIT for the year ending December 31, 2013. In connection with the REIT conversion, the Company completed the Merger and made a one-time earnings and profits distribution to distribute all of the Company’s C corporation earnings and profits attributable to taxable periods ending prior to January 1, 2013 as a special dividend to stockholders. The special dividend was paid on December 21, 2012 to shareholders of record as of November 13, 2012, as discussed more fully in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

On October 1, 2012, the Company consummated its agreement to sell the Gaylord Hotels brand and rights to manage the Gaylord Opryland Resort and Convention Center (“Gaylord Opryland”), the Gaylord Palms Resort and Convention Center (“Gaylord Palms”), the Gaylord Texan Resort and Convention Center (“Gaylord Texan”) and the Gaylord National Resort and Convention Center (“Gaylord National”), which the Company refers to collectively as the “Gaylord Hotels properties”, to Marriott International, Inc. (“Marriott”) for $210.0 million in cash (the “Marriott sale transaction”). Effective October 1, 2012, Marriott assumed responsibility for managing the day-to-day operations of the Gaylord Hotels properties pursuant to a management agreement for each Gaylord Hotel property.

On October 1, 2012, the Company received $210.0 million in cash from Marriott in exchange for rights to manage the Gaylord Hotels properties (the “Management Rights”) and certain intellectual property (the “IP Rights”). The Company allocated $190.0 million of the purchase price to the Management Rights and $20.0 million to the IP Rights. The allocation was based on the Company’s estimates of the fair values for the respective components. The Company estimated the fair value of each component by constructing distinct discounted cash flow models.

The amount related to the Management Rights was deferred and is amortized on a straight line basis over the 65-year term of the hotel management agreements, including extensions, as a reduction in management fee expense for financial accounting purposes. The amount related to the IP Rights was recognized into income as other gains and losses during the fourth quarter of 2012.

In addition, pursuant to additional management agreements entered into on October 1, 2012, Marriott assumed responsibility for managing the day-to-day operations of the General Jackson Showboat, Gaylord Springs Golf Links and the Wildhorse Saloon on October 1, 2012. Further, on December 1, 2012, the Company entered into a management agreement pursuant to which Marriott began managing the day-to-day operations of the Inn at Opryland effective December 1, 2012.

The Company has segregated all costs related to the REIT conversion from normal operations and reported these amounts as REIT conversion costs in the accompanying condensed consolidated statements of operations. During the three months and six months ended June 30, 2013, the Company incurred $5.4 million and $20.4 million, respectively, of various costs associated with these transactions. REIT conversion costs incurred during the three months ended June 30, 2013 include employment and severance costs ($2.7 million), professional fees ($0.9 million), and various other transition costs ($1.8 million). REIT conversion costs incurred during the six months ended June 30, 2013 include employment and severance costs ($13.9 million), professional fees ($2.0 million), and various other transition costs ($4.5 million). During the three months and six months ended June 30, 2012, the Company incurred $3.4 million and $6.4 million, respectively, of REIT conversion costs, which were comprised almost exclusively of professional fees.

Including the costs noted above, the Company currently estimates that it will incur approximately $25.7 million in one-time costs during 2013 related to the REIT conversion. The Company also anticipates that it has incurred federal income taxes, including those associated with the receipt of the purchase price in the Marriott sale transaction and other transactions related to the REIT conversion, net of the effect of remaining net operating losses, of approximately $5.0 million to $7.0 million, which will be paid in 2013.

The Merger, Marriott sale transaction, and other restructuring transactions are designed to enable the Company to hold its assets and business operations in a manner that will enable it to elect to be treated as a REIT for federal income tax purposes. As a REIT, the Company generally will not be subject to federal corporate income taxes on that portion of its capital gain or ordinary income from the Company’s REIT operations that is distributed to its stockholders. This treatment would substantially eliminate the federal “double taxation” on earnings from REIT operations, or taxation once at the corporate level and again at the stockholder level, that generally results from investment in a regular C corporation. To comply with certain REIT qualification requirements, the Company engaged Marriott to operate and manage its Gaylord Hotels properties and the Inn at Opryland and will be required to engage third-party managers to operate and manage its future hotel properties, if any. Additionally, non-REIT operations, which consist of the activities of taxable REIT subsidiaries that will act as lessees of the Company’s hotels, as well as the businesses within the Company’s Opry and Attractions segment, will continue to be subject, as applicable, to federal corporate and state income taxes following the REIT conversion.

Income Per Share	6 Months Ended
Jun. 30, 2013
Income Per Share
4.	INCOME PER SHARE:

The weighted average number of common shares outstanding is calculated as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Weighted average shares outstanding - basic	51,244	48,974	51,832	48,844
Effect of dilutive stock-based compensation	504	675	533	654
Effect of convertible notes	7,464	2,803	7,682	1,904
Effect of common stock warrants	5,678	722	5,940	—

Weighted average shares outstanding - diluted	64,890	53,174	65,987	51,402

The Company had stock-based compensation awards outstanding with respect to approximately 0.1 million and 0.8 million shares of common stock for the three months ended June 30, 2013 and 2012, respectively, and approximately 0.1 million and 0.9 million shares of common stock for the six months ended June 30, 2013 and 2012, respectively, that could potentially dilute earnings per share in the future but were excluded from the computation of diluted earnings per share for the respective periods as the effect of their inclusion would have been anti-dilutive.

As discussed more fully in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, in 2009 the Company issued 3.75% Convertible Senior Notes due 2014 (the “Convertible Notes”). The Company intends to settle the outstanding face value of the Convertible Notes in cash upon conversion/maturity. Any conversion spread associated with the conversion/maturity of the Convertible Notes may be settled in cash or shares of the Company’s common stock. The Convertible Notes are currently convertible through September 30, 2013; however, other than as described in Note 16, the Company has not settled the conversion of any of the Convertible Notes.

In connection with the issuance of the Convertible Notes, the Company sold common stock purchase warrants to counterparties affiliated with the initial purchasers of the Convertible Notes whereby the warrant holders may purchase shares of the Company’s stock. As of June 30, 2013, approximately 16.4 million shares of the Company’s common stock were issuable pursuant to the warrants, with an adjusted strike price of $26.35 per share, which includes the adjustments made in connection with the dividend paid by the Company on July 15, 2013. The number of shares underlying the warrants and the strike price thereof are subject to further anti-dilution adjustments, including for quarterly cash dividends paid by the Company. If the average closing price of the Company’s stock during a reporting period exceeds this strike price, these warrants will be dilutive. The warrants may only be settled at maturity in shares of the Company’s common stock, net of the strike price. See Note 16 for further disclosure.

In June 2013, the Company entered into agreements with the note-hedge counterparties to proportionately reduce the number of Purchased Options (as defined below) and the warrants discussed above. These agreements were considered modifications to the Purchased Options and the warrants, and based on the terms of the agreements, the Company recognized a charge of $4.9 million in the three months and six months ended June 30, 2013, which is recorded as an increase to accumulated deficit and additional paid-in-capital in the accompanying condensed consolidated balance sheets. This charge also represents a deduction from net income in calculating net income available to common shareholders and earnings per share available to common shareholders in the accompanying condensed consolidated statements of operations. As further described in Note 16, the related repurchase of a portion of the Company’s Convertible Notes settled in July 2013, and will be recorded in the third quarter of 2013.

Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Loss
5.	ACCUMULATED OTHER COMPREHENSIVE LOSS:

The Company’s balance in accumulated other comprehensive loss is composed of amounts related to the Company’s minimum pension liability. During the three months and six months ended June 30, 2013, the Company recorded $13.6 million in other comprehensive income, which primarily represents the decrease in the Company’s pension plan liability as described in Note 10, and reclassified $0.1 million and $0.2 million, respectively, from accumulated other comprehensive loss into operating expenses in the Company’s condensed consolidated statements of operations included herein. During the three months and six months ended June 30, 2013, the Company also recorded $5.2 million and $4.2 million, respectively, in tax expense for accumulated other comprehensive income, primarily related to a change in tax rate on the items included in accumulated other comprehensive income due to the Company’s REIT conversion.

Property and Equipment	6 Months Ended
Jun. 30, 2013
Property and Equipment
6.	PROPERTY AND EQUIPMENT:

Property and equipment of continuing operations at June 30, 2013 and December 31, 2012 is recorded at cost and summarized as follows (in thousands):

	June 30, 2013	December 31, 2012
Land and land improvements	$241,814	$241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534

	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)

Property and equipment, net	$2,103,975	$2,148,999

Notes Receivable	6 Months Ended
Jun. 30, 2013
Notes Receivable
7.	NOTES RECEIVABLE:

In connection with the development of Gaylord National, the Company is currently holding two issuances of bonds and receives the debt service thereon, which is payable from tax increments, hotel taxes and special hotel rental taxes generated from Gaylord National through the maturity date. The Company is recording the amortization of discount on these notes receivable as interest income over the life of the notes.

During the three months ended June 30, 2013 and 2012, the Company recorded interest income of $3.1 million and $2.9 million, respectively, on these bonds. During the six months ended June 30, 2013 and 2012, the Company recorded interest income of $6.1 million on these bonds. The Company received payments of $3.5 million and $6.6 million during the six months ended June 30, 2013 and 2012, respectively, relating to these notes receivable.

Debt	6 Months Ended
Jun. 30, 2013
Debt
8.	DEBT:

The Company’s debt and capital lease obligations related to continuing operations at June 30, 2013 and December 31, 2012 consisted of (in thousands):

	June 30,	December 31,
	2013	2012
$1 Billion Credit Facility, interest at LIBOR plus 1.75%, maturing April 18, 2017	$463,000	$—
$925 Million Credit Facility, interest at LIBOR plus 2.0%, originally maturing August 1, 2015	—	545,000
Convertible Senior Notes, interest at 3.75%, maturing October 1, 2014, net of unamortized discount of $19,624 and $26,961	340,376	333,039
Senior Notes, interest at 5.0%, maturing April 15, 2021	350,000	—
Senior Notes, interest at 6.75%, originally maturing November 15, 2014	—	152,180
Capital lease obligations	1,287	1,644

Total debt	1,154,663	1,031,863
Less amounts due within one year	(626)	(130,358)

Total long-term debt	$1,154,037	$901,505

The above decrease in amounts due within one year results from the Company’s intent and ability to refinance all of its convertible notes on a long-term basis if the notes were to be converted at June 30, 2013. At December 31, 2012, because of lower availability to borrow additional funds under its revolving credit facility, the Company had the ability to refinance only a portion of any conversions on a long-term basis.

As of June 30, 2013, the Company was in compliance with all of its covenants related to its debt.

$1 Billion Credit Facility

On April 18, 2013, the Company refinanced its previous $925 million credit facility by entering into a $1 billion senior secured credit facility by and among the Operating Partnership, the Company, and certain subsidiaries of the Company party thereto, as guarantors, the lenders party thereto, and Wells Fargo Bank, N.A., as administrative agent (the “$1 billion credit facility”). The $1 billion credit facility consists of a $700.0 million senior secured revolving credit facility, of which $154.0 million was drawn at closing, and a $300.0 million senior secured term loan facility, which was fully funded at closing. The $1 billion credit facility also includes an accordion feature that allows the Company to increase the $1 billion credit facility by a total of up to $500.0 million, subject to securing additional commitments from existing lenders or new lending institutions. The $1 billion credit facility matures on April 18, 2017 and borrowings bear interest at an annual rate of LIBOR plus an adjustable margin (the “Applicable Margin”) based on the Company’s consolidated funded indebtedness to total asset value ratio (as defined in the $1 billion credit facility), or the base rate (as defined in the $1 billion credit facility) plus the Applicable Margin. Interest is payable quarterly, in arrears, for base rate-based loans and at the end of each interest rate period for LIBOR-based loans. Principal is payable in full at maturity. The Company is required to pay a commitment fee of 0.3% to 0.4% per year of the average unused portion of the $700.0 million revolving credit facility. The purpose of the $1 billion credit facility is for working capital, capital expenditures, and other corporate purposes.

The $1 billion credit facility is guaranteed by the Company, each of the four wholly-owned subsidiaries that own the Gaylord Hotels properties, and certain other of the Company’s subsidiaries. The $1 billion credit facility is secured by (i) a first mortgage lien on the real property of each of the Gaylord Hotels properties, (ii) pledges of equity interests in the Company’s subsidiaries that own the Gaylord Hotels properties, (iii) pledges of equity interests in the Operating Partnership, the subsidiaries that guarantee the $1 billion credit facility, and certain other of the Company’s subsidiaries, and (iv) the Company’s personal property and the personal property of the Operating Partnership and the subsidiaries that guarantee the $1 billion credit facility.

In addition, the $1 billion credit facility contains certain covenants which, among other things, limits the incurrence of additional indebtedness, investments, dividends, transactions with affiliates, asset sales, acquisitions, mergers and consolidations, liens and encumbrances and other matters customarily restricted in such agreements.

If an event of default shall occur and be continuing under the $1 billion credit facility, the commitments under the $1 billion credit facility may be terminated and the principal amount outstanding under the $1 billion credit facility, together with all accrued unpaid interest and other amounts owing in respect thereof, may be declared immediately due and payable.

As a result of the refinancing of its previous $925 million credit facility, the Company wrote off $1.3 million of deferred financing costs in the three months ended June 30, 2013, which are included in interest expense in the accompanying condensed consolidated statements of operations for the three months and six months ended June 30, 2013.

3.75% Convertible Senior Notes

In 2009, the Company issued $360.0 million of the Convertible Notes. The Convertible Notes are convertible, under certain circumstances as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, at the holder’s option, into shares of the Company’s common stock, at an adjusted conversion rate of 45.5431 shares of common stock per $1,000 principal amount of the Convertible Notes, which is equivalent to an adjusted conversion price of approximately $21.96 per share and reflects the adjustment made for the Company’s dividend that was paid on July 15, 2013. Additional adjustments will be made for quarterly cash dividends paid by the Company pursuant to customary anti-dilution adjustments. The Company may elect, at its option, to deliver shares of its common stock, cash or a combination of cash and shares of its common stock in satisfaction of its obligations upon conversion of the Convertible Notes or at their maturity.

Based on the Company’s stock price during the three months ended June 30, 2013, a condition permitting conversion (as defined in the indenture governing the Convertible Notes) had been satisfied, and thus the Convertible Notes are currently convertible through September 30, 2013. Other than as described in Note 16, the Company has not settled the conversion of any of the Convertible Notes. Based on the Company’s borrowing capacity under its $1 billion credit facility as of June 30, 2013, the Convertible Notes have been classified as long-term debt in the above table as of June 30, 2013.

Concurrently with the offering of the Convertible Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Purchased Options”) with counterparties affiliated with the initial purchasers of the Convertible Notes, for purposes of reducing the potential dilutive effect upon conversion of the Convertible Notes. The Purchased Options entitle the Company to purchase shares of the Company’s common stock. As of June 30, 2013, the Purchased Options covered approximately 16.4 million shares, with an adjusted strike price of $21.96 per share (the same as the adjusted conversion price of the Convertible Notes), which includes adjustments made in connection with the dividend paid by the Company on July 15, 2013. The number of shares underlying the Purchased Options and the strike price thereof are subject to further customary anti-dilution adjustments substantially similar to the Convertible Notes, including for quarterly cash dividends. The Company may settle the Purchased Options in shares, cash or a combination of cash and shares, at the Company’s option. Proportionate reductions to the number of shares underlying the Purchased Options may be made in connection with the Company’s repurchase, if any, of Convertible Notes prior to their maturity. See Note 16 for further disclosure.

Separately and concurrently with entering into the Purchased Options, the Company also entered into warrant transactions whereby it sold common stock purchase warrants to each of the hedge counterparties. The warrants entitle the counterparties to purchase shares of the Company’s common stock. As of June 30, 2013, the warrants covered approximately 16.4 million shares, with an adjusted strike price of $26.35 per share, which includes adjustments made in connection with the dividend paid by the Company on July 15, 2013. The number of shares underlying the warrants and the strike price thereof are subject to further customary anti-dilution adjustments similar to the adjustments of the Convertible Notes and Purchased Options, including for quarterly cash dividends. The warrants may only be settled at maturity in shares of the Company’s common stock, net of the exercise price. Proportionate reductions to the number of shares underlying the warrants may be made in connection with the Company’s repurchase, if any, of Convertible Notes prior to their maturity. See Note 16 for further disclosure.

5% Senior Notes

On April 3, 2013, the Operating Partnership and RHP Finance Corporation, a subsidiary of the Company, completed the private placement of $350.0 million in aggregate principal amount of senior notes due 2021 (the “5% Senior Notes”), which are guaranteed by the Company and certain of its subsidiaries. The 5% Senior Notes and guarantees were issued pursuant to an indenture by and among the issuing subsidiaries and the guarantors and U.S. Bank National Association, as trustee. The 5% Senior Notes have a maturity date of April 15, 2021 and bear interest at 5% per annum, payable semi-annually in cash in arrears on April 15 and October 15 of each year, beginning October 15, 2013. The 5% Senior Notes are general unsecured and unsubordinated obligations of the issuing subsidiaries and rank equal in right of payment with such subsidiaries’ existing and future senior unsecured indebtedness and senior in right of payment to future subordinated indebtedness, if any. The 5% Senior Notes are effectively subordinated to the issuing subsidiaries’ secured indebtedness to the extent of the value of the assets securing such indebtedness. The guarantees rank equally in right of payment with the applicable guarantor’s existing and future senior unsecured indebtedness and senior in right of payment to any future subordinated indebtedness of such guarantor. The 5% Senior Notes are effectively subordinated to any secured indebtedness of any guarantor to the extent of the value of the assets securing such indebtedness and structurally subordinated to all indebtedness and other obligations of the Operating Partnership’s subsidiaries that do not guarantee the 5% Senior Notes. The issuing subsidiaries may redeem the 5% Senior Notes on or before April 16, 2016, in whole or in part, at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, if any, up to, but excluding, the applicable redemption date plus a make-whole redemption premium. The 5% Senior Notes will be redeemable, in whole or in part, at any time on or after April 15, 2016 at a redemption price expressed as a percentage of the principal amount thereof, which percentage is 103.75%, 102.50%, 101.25%, and 100.00% beginning on April 15, 2016, 2017, 2018 and 2019, respectively, plus accrued and unpaid interest thereon to, but not including, the redemption date.

The net proceeds from the issuance of the 5% Senior Notes totaled approximately $342.0 million, after deducting the initial purchasers’ discounts, commissions and offering expenses. The Company used substantially all of these proceeds to repay amounts outstanding under its revolving credit facility.

6.75% Senior Notes

On January 17, 2013, the Company redeemed all of its outstanding 6.75% senior notes at par, which was funded using borrowings under the revolving credit line of the $925 million credit facility. As a result of this redemption, the Company wrote off $0.5 million of deferred financing costs during the six months ended June 30, 2013, which is included in interest expense in the accompanying condensed consolidated statements of operations.

Stock Plans	6 Months Ended
Jun. 30, 2013
Stock Plans
9.	STOCK PLANS:

In addition to grants of stock options to its directors and employees, the Company’s Amended and Restated 2006 Omnibus Incentive Plan (the “Plan”) permits the award of restricted stock and restricted stock units. The fair value of restricted stock and restricted stock units with time-based vesting or performance conditions is determined based on the market price of the Company’s stock at the date of grant. The Company generally records compensation expense equal to the fair value of each restricted stock award granted over the vesting period.

During the six months ended June 30, 2013, the Company granted 37,000 restricted stock units to certain members of its management team which may vest in 2016 based on the level of performance during the performance period and subject to continued employment. The number of awards that will ultimately vest is based on the Company’s total shareholder return over the three-year performance period ended December 31, 2015 relative to the total shareholder return of a peer group of companies during the same period. The weighted-average grant date fair value of $45.01 per award was determined using a Monte Carlo simulation model, which assumed a risk-free rate of 0.4%, an expected life of 3.0 years and historical volatilities that ranged from 23% to 64%. As these awards include a market condition, the Company records compensation expense for these awards based on the grant date fair value of the award recognized ratably over the vesting period.

During 2011, the Company granted 67,400 restricted stock units to certain members of its management team which may vest in 2014. The number of awards that will ultimately vest will be based on Company performance relative to the annual budgets approved by the Company’s board of directors. The Company began recognizing compensation expense related to the weighted-average grant-date fair value of $44.39 for these awards in the first quarter of 2013 when the 2013 budget was approved and the key terms and conditions of the awards was deemed to be established and a grant date had occurred.

At June 30, 2013 and December 31, 2012, 524,596 and 574,933 restricted stock units were outstanding, respectively.

The compensation expense that has been charged against pre-tax income for all of the Company’s stock-based compensation plans was $2.0 million and $2.9 million for the three months ended June 30, 2013 and 2012, respectively, and $4.6 million and $5.3 million for the six months ended June 30, 2013 and 2012, respectively.

Retirement and Postretirement Benefits Other than Pension Plans	6 Months Ended
Jun. 30, 2013
Retirement and Postretirement Benefits Other than Pension Plans
10.	RETIREMENT AND POSTRETIREMENT BENEFITS OTHER THAN PENSION PLANS:

Net periodic pension expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest cost	$947	$1,087	$1,940	$2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Recognized net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290	—	1,290	—

Total net periodic pension expense	$1,216	$1,084	$1,236	$2,168

As a result of increased lump-sum distributions from the Company’s qualified retirement plan during the three months and six months ended June 30, 2013, partially due to the transfer of a large number of the retirement plan participants to Marriott in connection with the REIT conversion, which resulted in an increase in the number of participants eligible for distributions, a net settlement loss of $1.3 million was recognized in the three months and six months ended June 30, 2013. The net settlement loss of $0.6 million related to lump-sum distributions to former employees affected by the REIT conversion has been classified as REIT conversion costs. The net settlement loss of $0.7 million related to lump-sum distributions to former employees not affected by the REIT conversion has been classified as corporate operating expenses.

In addition, the increase in lump-sum distributions required the Company to re-measure its liability under its pension plan as of May 31, 2013. As a result of the lump-sum distributions and an increase in the plan’s assumed discount rate from 3.6% at December 31, 2012 to 4.0% at May 31, 2013, the Company recorded a $9.5 million reduction in its liability under the plan, which was recorded as a decrease in other liabilities and accumulated other comprehensive loss in the accompanying condensed consolidated balance sheet as of June 30, 2013.

Net postretirement benefit expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$—	$15	$—	$29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)

Total net postretirement benefit expense	$(205)	$313	$(330)	$627

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
11.	INCOME TAXES:

As a REIT, generally the Company will not be subject to federal corporate income taxes on ordinary taxable income and capital gains income from real estate investments that it distributes to its stockholders. The Company will, however, be subject to corporate income taxes on built-in gains (the excess of fair market value over tax basis at January 1, 2013) on the sale of property held by the REIT during the first ten years following the REIT conversion. In addition, the Company will continue to be required to pay federal corporate income taxes on earnings of its taxable REIT subsidiaries (“TRSs”).

For the three months ended June 30, 2013, the Company recorded an income tax benefit of $1.8 million, consisting of a tax benefit of $2.8 million related to the current period operations of the Company, partially offset by discrete expense of $1.0 million related to an increase in deferred tax liabilities associated with the Company’s REIT conversion.

For the six months ended June 30, 2013, the Company recorded an income tax benefit of $68.1 million. This benefit was primarily due to the reversal of $136.5 million in net deferred tax liabilities that are no longer applicable as a result of the Company’s REIT conversion, partially offset by a valuation allowance of $76.1 million on the net deferred tax assets of the TRSs, as further described below. In addition, the Company recorded $6.7 million in tax benefit related primarily to the reversal of liabilities associated with unrecognized tax positions during the six months ended June 30, 2013, as described below. The Company recorded income tax benefit of $1.0 million related to the current period operations of the Company.

As a result of the Company’s conversion to a REIT, certain net deferred tax liabilities related to the real estate of the Company were reversed, as the REIT will generally not pay federal corporate income tax related to those deferred tax liabilities. In addition, the Company assessed the need for a valuation allowance on the net deferred tax assets of the TRSs. Based on the evidence available at June 30, 2013, the Company determined that a valuation allowance of $76.1 million was necessary on certain of its deferred tax assets for federal and state purposes.

The Internal Revenue Service has completed its examination of the Company’s federal income tax returns for fiscal years 2008, 2009 and 2010. As a result, issues related to 2010 and earlier years have been effectively settled. The Company has not been notified of any other federal or state audits. Due to the favorable resolution of the federal examination, the Company’s reserve for unrecognized tax benefits decreased $12.4 million during the six months ended June 30, 2013, of which $4.8 million was recorded as an income tax benefit. In addition, the Company recorded a reduction to the related accrued interest of $2.1 million as an income tax benefit in the six months ended June 30, 2013.

As of June 30, 2013 and December 31, 2012, the Company had $0.8 million and $13.2 million of unrecognized tax benefits, respectively, of which $0.8 million and $6.7 million, respectively, would affect the Company’s effective tax rate if recognized. These liabilities are recorded in other liabilities in the accompanying condensed consolidated balance sheets. The Company estimates the overall decrease in unrecognized tax benefits in the next twelve months will be approximately $0.8 million, mainly due to the expiration of various statutes of limitations. As of June 30, 2013 and December 31, 2012, the Company had accrued $0.1 million and $2.2 million, respectively, of interest and no penalties related to uncertain tax positions.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES:

Through joint venture arrangements with two private real estate funds, the Company previously invested in two joint ventures which were formed to own and operate hotels in Hawaii. As part of the joint venture arrangements, the Company entered into contribution agreements with the majority owners, which owners had guaranteed certain recourse liabilities under third-party loans to the joint ventures. The guarantees of the joint venture loans guaranteed each of the subsidiaries’ obligations under its third party loans for as long as those loans remain outstanding (i) in the event of certain types of fraud, breaches of environmental representations or warranties, or breaches of certain “special purpose entity” covenants by the subsidiaries, or (ii) in the event of bankruptcy or reorganization proceedings of the subsidiaries. The Company agreed that, in the event a majority owner is required to make any payments pursuant to the terms of these guarantees of joint venture loans, it will contribute to the majority owner an amount based on its proportional commitment in the applicable joint venture. The Company estimates that the maximum potential amount for which the Company could be liable under the contribution agreements is $16.9 million, which represents its pro rata share of the $86.4 million of total debt that is subject to the guarantees. As of June 30, 2013, the Company had not recorded any liability in the condensed consolidated balance sheet associated with the contribution agreements.

The Company is self-insured up to a stop loss for certain losses related to workers’ compensation claims and general liability claims through September 30, 2012, and for certain losses related to employee medical benefits through December 31, 2012. The Company’s insurance program has subsequently transitioned to a low or no deductible program. The Company has purchased stop-loss coverage in order to limit its exposure to any significant levels of claims relating to workers’ compensation, employee medical benefits and general liability for which it is self-insured.

The Company has entered into employment agreements with certain officers, which provide for severance payments upon certain events, including certain terminations in connection with a change of control.

The Company, in the ordinary course of business, is involved in certain legal actions and claims on a variety of matters. It is the opinion of management that such legal actions will not have a material effect on the results of operations, financial condition or liquidity of the Company.

Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity
13.	STOCKHOLDERS’ EQUITY:

Stock Repurchases

On December 17, 2012, the Company announced that its board of directors authorized a share repurchase program for up to $100.0 million of the Company’s common stock using cash on hand and borrowings under its revolving credit line, to be implemented through open market transactions on U.S. exchanges or in privately negotiated transactions, in accordance with applicable securities laws, with any market purchases to be made during open trading window periods or pursuant to any applicable Securities and Exchange Commission Rule 10b5-1 trading plans.

During the six months ended June 30, 2013, the Company completed its repurchases under the repurchase program by repurchasing approximately 2.3 million shares of its common stock for an aggregate purchase price of approximately $100.0 million, which the Company funded using cash on hand and borrowings under the revolving credit line of the the Company’s credit facility. The repurchased stock was cancelled by the Company and has been reflected as a reduction of retained earnings in the accompanying condensed consolidated financial statements.

Dividends

On February 14, 2013, the Company’s board of directors declared the Company’s first quarter cash dividend in the amount of $0.50 per share of common stock, or an aggregate of approximately $25.8 million in cash, which was paid on April 12, 2013 to stockholders of record as of the close of business on March 28, 2013.

On June 3, 2013, the Company’s board of directors declared the Company’s second quarter cash dividend in the amount of $0.50 per share of common stock, or an aggregate of approximately $25.3 million in cash, which was paid on July 15, 2013 to stockholders of record as of the close of business on June 28, 2013.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements
14.	FAIR VALUE MEASUREMENTS:

The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

As of June 30, 2013 and December 31, 2012, the Company held certain assets that are required to be measured at fair value on a recurring basis. These included investments held in conjunction with the Company’s non-qualified contributory deferred compensation plan.

The investments held by the Company in connection with its deferred compensation plan consist of mutual funds traded in an active market. The Company determined the fair value of these mutual funds based on the net asset value per unit of the funds or the portfolio, which is based upon quoted market prices in an active market. Therefore, the Company has categorized these investments as Level 1. The Company has consistently applied these valuation techniques in all periods presented and believes it has obtained the most accurate information available for the types of investments it holds.

The Company had no liabilities required to be measured at fair value at June 30, 2013 and December 31, 2012. The Company’s assets measured at fair value on a recurring basis at June 30, 2013 and December 31, 2012, were as follows (in thousands):

	June 30, 2013	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$17,018	$17,018	$—	$—

Total assets measured at fair value	$17,018	$17,018	$—	$—

	December 31, 2012	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$15,580	$15,580	$—	$—

Total assets measured at fair value	$15,580	$15,580	$—	$—

The remainder of the assets and liabilities held by the Company at June 30, 2013 are not required to be measured at fair value. The carrying value of certain of these assets and liabilities do not approximate fair value, as described below.

As further discussed in Note 7 and the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, in connection with the development of Gaylord National, the Company received two bonds (“a Series A Bond” and “a Series B Bond”) from Prince George’s County, Maryland which had aggregate carrying values of $90.7 million and $61.3 million, respectively, as of June 30, 2013. The maturity dates of the Series A Bond and the Series B Bond are July 1, 2034 and September 1, 2037, respectively. Based upon current market interest rates of notes receivable with comparable market ratings and current expectations about the timing of debt service payments under the notes, which the Company considers as Level 3, the fair value of the Series A Bond, which has the senior claim to the cash flows supporting these bonds, approximated carrying value as of June 30, 2013 and the fair value of the Series B Bond was approximately $42 million as of June 30, 2013. While the fair value of the Series B Bond decreased to less than its carrying value during 2011 due to a change in the timing of the debt service payments, the Company has the intent and ability to hold this bond to maturity and expects to receive all debt service payments due under the note. Therefore, the Company does not consider the Series B Bond to be other than temporarily impaired as of June 30, 2013.

As of June 30, 2013, the Company had outstanding $360.0 million in aggregate principal amount of Convertible Notes that accrue interest at a fixed rate of 3.75%. The carrying value of these notes on June 30, 2013 was $340.4 million, net of discount. The fair value of the Convertible Notes, based upon the present value of cash flows discounted at current market interest rates, which the Company considers as Level 2, was approximately $358 million as of June 30, 2013. See Note 16 for further disclosure.

The carrying amount of short-term financial instruments held by the Company (cash, short-term investments, trade receivables, accounts payable and accrued liabilities) approximates fair value due to the short maturity of those instruments. The concentration of credit risk on trade receivables is minimized by the large and diverse nature of the Company’s customer base.

Financial Reporting by Business Segments	6 Months Ended
Jun. 30, 2013
Financial Reporting by Business Segments
15.	FINANCIAL REPORTING BY BUSINESS SEGMENTS:

The Company’s continuing operations are organized into three principal business segments:

•	Hospitality, which includes Gaylord Opryland, Gaylord Palms, Gaylord Texan, Gaylord National and the Inn at Opryland;

•	Opry and Attractions, which includes the Grand Ole Opry, WSM-AM, and the Company’s Nashville-based attractions; and

•	Corporate and Other, which includes the Company’s corporate expenses.

The following information from continuing operations is derived directly from the segments’ internal financial reports used for corporate management purposes (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues:
Hospitality	$222,831	$233,047	$432,412	$459,095
Opry and Attractions	22,352	20,182	34,884	33,049
Corporate and Other	—	—	—	—

Total	$245,183	$253,229	$467,296	$492,144

Depreciation and amortization:
Hospitality	$25,528	$26,347	$52,329	$54,883
Opry and Attractions	1,319	1,278	2,685	2,563
Corporate and Other	2,207	2,629	6,049	5,242

Total	$29,054	$30,254	$61,063	$62,688

Operating income (loss):
Hospitality	$38,026	$46,423	$61,434	$86,459
Opry and Attractions	6,404	4,829	6,284	5,654
Corporate and Other	(8,843)	(15,889)	(19,351)	(31,508)
REIT conversion costs	(5,420)	(3,375)	(20,412)	(6,428)
Casualty loss	(17)	(372)	(49)	(546)
Preopening costs	—	(8)	—	(339)
Impairment and other charges (non-REIT conversion costs)	(1,247)	—	(1,247)	—

Total operating income	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies	—	109	—	109
Other gains and (losses), net	53	—	47	—

Income before income taxes and discontinued operations	$14,584	$20,287	$2,062	$30,763

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
16.	SUBSEQUENT EVENTS:

In July 2013, the Company settled the repurchase and cancelled $54.7 million of its Convertible Notes in private transactions for aggregate consideration of $98.6 million, which was funded by borrowings under the Company’s revolving credit facility. In addition, the Company settled $1.2 million of Convertible Notes that were converted by a holder. After these transactions, $304.1 million in principal amount of the Convertible Notes remain outstanding. As a result of these transactions, the Company expects to record a loss on extinguishment of debt of approximately $3.0 million in the third quarter of 2013.

In connection with the Company’s repurchase of the Convertible Notes, the Company entered into agreements with the note-hedge counterparties to proportionately reduce the number of Purchased Options and the warrants entered into separately and concurrently with the Purchased Options. In consideration for the agreements, the counterparties paid the Company approximately 0.2 million shares of the Company’s common stock, which were subsequently cancelled by the Company. As a result of these transactions, the number of shares of the Company’s common stock underlying the Purchased Options and the warrants was reduced to approximately 13.9 million shares.

Information Concerning Guarantor and Non-Guarantor Subsidiaries	6 Months Ended
Jun. 30, 2013
Information Concerning Guarantor and Non-Guarantor Subsidiaries

17. Information Concerning Guarantor and Non-Guarantor Subsidiaries

The 5% Senior Notes are guaranteed on a senior unsecured basis by the Company, each of the Company’s four wholly-owned subsidiaries that own the Gaylord Hotels properties, and certain other of the Company’s subsidiaries, each of which guarantees the Operating Partnership’s $1 billion credit facility (such subsidiary guarantors, together with the Company, the “Guarantors”). The subsidiary Guarantors are 100% owned, and the guarantees are full and unconditional and joint and several. Not all of the Company’s subsidiaries have guaranteed the 5% Senior Notes.

The following condensed consolidating financial information includes certain allocations of revenues and expenses based on management’s best estimates, which are not necessarily indicative of financial position, results of operations and cash flows that these entities would have achieved on a stand-alone basis. As further described in Note 3, on October 1, 2012, the Company and its subsidiaries completed a restructuring of assets and operations in connection with the Company’s transition to a REIT. For purposes of presenting the condensed consolidating financial information the results of the subsidiaries that own the hotel properties are reflected in the guarantor results for periods commencing October 1, 2012. The Operating Partnership was formed in 2012 and had no results prior to October 1, 2012.

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,768,390	$335,585	$—	$2,103,975
Cash and cash equivalents - unrestricted	—	648	—	43,752	—	44,400
Cash and cash equivalents - restricted	—	—	—	14,483	—	14,483
Notes receivable	—	—	—	151,978	—	151,978
Trade receivables, less allowance	—	—	—	74,450	—	74,450
Deferred financing costs	—	22,254	—	—	—	22,254
Prepaid expenses and other assets	—	332	116,262	56,325	(117,574)	55,345
Intercompany receivables, net	222,740	—	706,751	42,983	(972,474)	—
Investments	1,998,489	2,767,163	526,644	429,811	(5,722,107)	—

Total assets	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$340,376	$813,000	$—	$1,287	$—	$1,154,663
Accounts payable and accrued liabilities	(69)	10,710	(500)	255,157	(117,860)	147,438
Deferred income tax liabilities, net	(39)	—	—	38,313	—	38,274
Deferred management rights proceeds	—	—	—	184,884	—	184,884
Dividends payable	25,600	—	—	—	—	25,600
Other liabilities	—	—	71,791	53,941	286	126,018
Intercompany payables, net	725,329	245,438	1,707	—	(972,474)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	507	1	1	2,388	(2,390)	507
Additional paid-in-capital	1,264,208	1,741,704	2,803,623	1,184,033	(5,729,360)	1,264,208
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(127,449)	(20,456)	241,425	(555,605)	9,643	(452,442)
Accumulated other comprehensive loss	—	—	—	(15,031)	—	(15,031)

Total stockholders’ equity	1,130,032	1,721,249	3,045,049	615,785	(5,722,107)	790,008

Total liabilities and stockholders’ equity	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,798,827	$350,172	$—	$2,148,999
Cash and cash equivalents - unrestricted	—	—	(595)	97,765	—	97,170
Cash and cash equivalents - restricted	—	—	—	6,210	—	6,210
Notes receivable	—	—	—	149,400	—	149,400
Trade receivables, less allowance	—	—	—	55,343	—	55,343
Deferred financing costs	—	11,347	—	—	—	11,347
Prepaid expenses and other assets	—	—	—	64,119	(137)	63,982
Intercompany receivables, net	485,219	—	—	—	(485,219)	—
Investments	1,202,809	2,771,696	1,208,937	450,261	(5,633,703)	—

Total assets	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$485,219	$545,000	$—	$1,644	$—	$1,031,863
Accounts payable and accrued liabilities	—	15,514	(1,535)	204,904	(422)	218,461
Deferred income tax liabilities, net	(386)	(1,448)	99,674	(8,902)	—	88,938
Deferred management rights proceeds	—	—	—	186,346	—	186,346
Other liabilities	—	—	83,477	69,483	285	153,245
Intercompany payables, net	—	485,219	—	—	(485,219)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	526	—	—	2,388	(2,388)	526
Additional paid-in-capital	1,250,975	1,741,704	2,803,618	1,184,041	(5,729,363)	1,250,975
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(41,072)	(2,946)	21,935	(442,031)	98,048	(366,066)
Accumulated other comprehensive loss	—	—	—	(24,603)	—	(24,603)

Total stockholders’ equity	1,203,195	1,738,758	2,825,553	719,795	(5,633,703)	853,598

Total liabilities and stockholders’ equity	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$96,073	$—	$96,073
Food and beverage	—	—	—	99,309	—	99,309
Other hotel revenue	—	—	66,836	31,729	(71,116)	27,449
Opry and Attractions	—	—	—	22,352	—	22,352

Total revenues	—	—	66,836	249,463	(71,116)	245,183
Operating expenses:
Rooms	—	—	—	26,564	—	26,564
Food and beverage	—	—	—	60,406	—	60,406
Other hotel expenses	—	—	10,069	125,980	(67,466)	68,583
Management fees	—	—	—	3,724	—	3,724

Total hotel operating expenses	—	—	10,069	216,674	(67,466)	159,277
Opry and Attractions	—	—	—	14,629	—	14,629
Corporate	—	(181)	2	6,815	—	6,636
Corporate overhead allocation	2,120	—	1,530	—	(3,650)	—
REIT conversion costs	—	—	—	5,420	—	5,420
Casualty loss	—	—	—	17	—	17
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	14,937	14,117	—	29,054

Total operating expenses	2,120	(181)	27,785	257,672	(71,116)	216,280

Operating income (loss)	(2,120)	181	39,051	(8,209)	—	28,903

Interest expense, net of amounts capitalized	(7,537)	(9,875)	—	(12)	—	(17,424)
Interest income	—	—	—	3,052	—	3,052
Other gains and (losses)	—	—	—	53	—	53

Income (loss) before income taxes and discontinued operations	(9,657)	(9,694)	39,051	(5,116)	—	14,584
(Provision) benefit for income taxes	—	(3)	(922)	2,709	—	1,784
Equity in subsidiaries’ earnings, net	26,036	—	—	—	(26,036)	—

Income (loss) from continuing operations	16,379	(9,697)	38,129	(2,407)	(26,036)	16,368
Income from discontinued operations, net of taxes	—	—	—	11	—	11

Net income (loss)	$16,379	$(9,697)	$38,129	$(2,396)	$(26,036)	$16,379

Comprehensive income (loss)	$24,789	$(9,697)	$38,129	$6,014	$(34,446)	$24,789

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$99,982	$—	$99,982
Food and beverage	—	—	—	101,224	—	101,224
Other hotel revenue	9,294	—	—	31,841	(9,294)	31,841
Opry and Attractions	7	—	—	20,175	—	20,182

Total revenues	9,301	—	—	253,222	(9,294)	253,229
Operating expenses:
Rooms	—	—	—	24,797	—	24,797
Food and beverage	—	—	—	60,644	—	60,644
Other hotel expenses	—	—	—	74,836	—	74,836
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	160,277	—	160,277
Opry and Attractions	—	—	—	14,075	—	14,075
Corporate	5,655	—	—	7,605	—	13,260
Corporate overhead allocation	—	—	—	9,294	(9,294)	—
REIT conversion costs	2,732	—	—	643	—	3,375
Casualty loss	243	—	—	129	—	372
Preopening costs	8	—	—	—	—	8
Depreciation and amortization	758	—	—	29,496	—	30,254

Total operating expenses	9,396	—	—	221,519	(9,294)	221,621

Operating income (loss)	(95)	—	—	31,703	—	31,608
Interest expense, net of amounts capitalized	(14,660)	—	—	(29,748)	29,957	(14,451)
Interest income	25,129	—	—	7,849	(29,957)	3,021
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	10,374	—	—	9,913	—	20,287
Provision for income taxes	(5,688)	—	—	(5,626)	—	(11,314)
Equity in subsidiaries’ earnings, net	4,268	—	—	—	(4,268)	—

Income from continuing operations	8,954	—	—	4,287	(4,268)	8,973
Loss from discontinued operations, net of taxes	—	—	—	(19)	—	(19)

Net income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

Comprehensive income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$181,582	$—	$181,582
Food and beverage	—	—	—	197,497	—	197,497
Other hotel revenue	—	—	136,515	62,317	(145,499)	53,333
Opry and Attractions	—	—	—	34,884	—	34,884

Total revenues	—	—	136,515	476,280	(145,499)	467,296
Operating expenses:
Rooms	—	—	—	51,651	—	51,651
Food and beverage	—	—	—	121,654	—	121,654
Other hotel expenses	—	—	22,500	253,425	(137,774)	138,151
Management fees	—	—	—	7,193	—	7,193

Total hotel operating expenses	—	—	22,500	433,923	(137,774)	318,649
Opry and Attractions	—	—	—	25,915	—	25,915
Corporate	—	666	2	12,634	—	13,302
Corporate overhead allocation	2,120	—	5,605	—	(7,725)	—
REIT conversion costs	—	—	—	20,412	—	20,412
Casualty loss	—	—	—	49	—	49
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	29,887	31,176	—	61,063

Total operating expenses	2,120	666	59,241	524,109	(145,499)	440,637

Operating income (loss)	(2,120)	(666)	77,274	(47,829)	—	26,659
Interest expense, net of amounts capitalized	(15,906)	(14,813)	—	(28)	—	(30,747)
Interest income	—	—	—	6,103	—	6,103
Other gains and (losses)	—	—	—	47	—	47

Income (loss) before income taxes and discontinued operations	(18,026)	(15,479)	77,274	(41,707)	—	2,062
(Provision) benefit for income taxes	(222)	(2,031)	142,217	(71,888)	—	68,076
Equity in subsidiaries’ earnings, net	88,407	—	—	—	(88,407)	—

Income (loss) from continuing operations	70,159	(17,510)	219,491	(113,595)	(88,407)	70,138
Income from discontinued operations, net of taxes	—	—	—	21	—	21

Net income (loss)	$70,159	$(17,510)	$219,491	$(113,574)	$(88,407)	$70,159

Comprehensive income (loss)	$79,731	$(17,510)	$219,491	$(104,002)	$(97,979)	$79,731

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$187,516	$—	$187,516
Food and beverage	—	—	—	209,300	—	209,300
Other hotel revenue	12,085	—	—	62,382	(12,188)	62,279
Opry and Attractions	14	—	—	33,035	—	33,049

Total revenues	12,099	—	—	492,233	(12,188)	492,144
Operating expenses:
Rooms	—	—	—	47,765	—	47,765
Food and beverage	—	—	—	122,258	—	122,258
Other hotel expenses	—	—	—	147,833	(103)	147,730
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	317,856	(103)	317,753
Opry and Attractions	—	—	—	24,832	—	24,832
Corporate	11,040	—	—	15,226	—	26,266
Corporate overhead allocation	—	—	—	12,085	(12,085)	—
REIT conversion costs	5,380	—	—	1,048	—	6,428
Casualty loss	276	—	—	270	—	546
Preopening costs	22	—	—	317	—	339
Depreciation and amortization	1,526	—	—	61,162	—	62,688

Total operating expenses	18,244	—	—	432,796	(12,188)	438,852

Operating income (loss)	(6,145)	—	—	59,437	—	53,292
Interest expense, net of amounts capitalized	(29,294)	—	—	(59,683)	60,164	(28,813)
Interest income	50,461	—	—	15,878	(60,164)	6,175
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	15,022	—	—	15,741	—	30,763
Provision for income taxes	(7,639)	—	—	(8,144)	—	(15,783)
Equity in subsidiaries’ earnings, net	7,599	—	—	—	(7,599)	—

Income from continuing operations	14,982	—	—	7,597	(7,599)	14,980
Income from discontinued operations, net of taxes	—	—	—	2	—	2

Net income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Comprehensive income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$272,882	$(251,957)	$1,316	$(31,228)	$—	$(8,987)
Net cash provided by discontinued operating activities	—	—	—	79	—	79

Net cash provided by (used in) operating activities	272,882	(251,957)	1,316	(31,149)	—	(8,908)

Purchases of property and equipment	—	—	(721)	(14,460)	—	(15,181)
Increase in restricted cash and cash equivalents	—	—	—	(8,273)	—	(8,273)
Other investing activities	—	—	—	226	—	226

Net cash used in investing activities — continuing operations	—	—	(721)	(22,507)	—	(23,228)
Net cash used in investing activities — discontinued operations	—	—	—	—	—	—

Net cash used in investing activities	—	—	(721)	(22,507)	—	(23,228)

Net borrowings under credit facility	—	(82,000)	—	—	—	(82,000)
Issuance of senior notes	—	350,000	—	—	—	350,000
Early redemption of senior notes	(152,180)	—	—	—	—	(152,180)
Deferred financing costs paid	—	(15,395)	—	—	—	(15,395)
Repurchase of Company stock for retirement	(100,028)	—	—	—	—	(100,028)
Payment of dividend	(25,823)	—	—	—	—	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	—	—	—	—	5,145
Excess tax benefit from stock-based compensation	4	—	—	—	—	4
Other financing activities, net	—	—	—	(357)	—	(357)

Net cash provided by (used in) financing activities — continuing operations	(272,882)	252,605	—	(357)	—	(20,634)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(272,882)	252,605	—	(357)	—	(20,634)

Net change in cash and cash equivalents	—	648	595	(54,013)	—	(52,770)
Cash and cash equivalents at beginning of year	—	—	(595)	97,765	—	97,170

Cash and cash equivalents at end of year	$—	$648	$—	$43,752	$—	$44,400

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by continuing operating activities	$32,717	$—	$—	$46,382	$—	$79,099
Net cash provided by discontinued operating activities	—	—	—	51	—	51

Net cash provided by operating activities	32,717	—	—	46,433	—	79,150

Purchases of property and equipment	(6,269)	—	—	(52,519)	—	(58,788)
Collection of notes receivable	—	—	—	2,870	—	2,870
Other investing activities	—	—	—	424	—	424

Net cash used in investing activities — continuing operations	(6,269)	—	—	(49,225)	—	(55,494)
Net cash used in investing activities — discontinued operations	—	—	—		—	—

Net cash used in investing activities	(6,269)	—	—	(49,225)	—	(55,494)

Net repayments under credit facility	(45,000)	—	—	—	—	(45,000)
Proceeds from exercise of stock option and purchase plans	6,833	—	—	—	—	6,833
Other financing activities, net	—	—	—	(373)	—	(373)

Net cash used in financing activities — continuing operations	(38,167)	—	—	(373)	—	(38,540)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(38,167)	—	—	(373)	—	(38,540)

Net change in cash and cash equivalents	(11,719)	—	—	(3,165)	—	(14,884)
Cash and cash equivalents at beginning of year	37,562	—	—	6,826	—	44,388

Cash and cash equivalents at end of year	$25,843	$—	$—	$3,661	$—	$29,504

Income Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Weighted Average Number of Common Shares Outstanding

The weighted average number of common shares outstanding is calculated as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Weighted average shares outstanding - basic	51,244	48,974	51,832	48,844
Effect of dilutive stock-based compensation	504	675	533	654
Effect of convertible notes	7,464	2,803	7,682	1,904
Effect of common stock warrants	5,678	722	5,940	—

Weighted average shares outstanding - diluted	64,890	53,174	65,987	51,402

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property and Equipment

Property and equipment of continuing operations at June 30, 2013 and December 31, 2012 is recorded at cost and summarized as follows (in thousands):

	June 30, 2013	December 31, 2012
Land and land improvements	$241,814	$241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534

	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)

Property and equipment, net	$2,103,975	$2,148,999

Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt and Capital Lease Obligations Related to Continuing Operations

The Company’s debt and capital lease obligations related to continuing operations at June 30, 2013 and December 31, 2012 consisted of (in thousands):

	June 30,	December 31,
	2013	2012
$1 Billion Credit Facility, interest at LIBOR plus 1.75%, maturing April 18, 2017	$463,000	$—
$925 Million Credit Facility, interest at LIBOR plus 2.0%, originally maturing August 1, 2015	—	545,000
Convertible Senior Notes, interest at 3.75%, maturing October 1, 2014, net of unamortized discount of $19,624 and $26,961	340,376	333,039
Senior Notes, interest at 5.0%, maturing April 15, 2021	350,000	—
Senior Notes, interest at 6.75%, originally maturing November 15, 2014	—	152,180
Capital lease obligations	1,287	1,644

Total debt	1,154,663	1,031,863
Less amounts due within one year	(626)	(130,358)

Total long-term debt	$1,154,037	$901,505

Retirement and Postretirement Benefits Other than Pension Plans (Tables)	6 Months Ended
Jun. 30, 2013
Pension Plans, Defined Benefit [Member]
Net Periodic Pension and Postretirement Benefit Expense

Net periodic pension expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest cost	$947	$1,087	$1,940	$2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Recognized net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290	—	1,290	—

Total net periodic pension expense	$1,216	$1,084	$1,236	$2,168

Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Pension and Postretirement Benefit Expense

Net postretirement benefit expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$—	$15	$—	$29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)

Total net postretirement benefit expense	$(205)	$313	$(330)	$627

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company had no liabilities required to be measured at fair value at June 30, 2013 and December 31, 2012. The Company’s assets measured at fair value on a recurring basis at June 30, 2013 and December 31, 2012, were as follows (in thousands):

	June 30, 2013	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$17,018	$17,018	$—	$—

Total assets measured at fair value	$17,018	$17,018	$—	$—

	December 31, 2012	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$15,580	$15,580	$—	$—

Total assets measured at fair value	$15,580	$15,580	$—	$—

Financial Reporting by Business Segments (Tables)	6 Months Ended
Jun. 30, 2013
Segments Internal Financial Reports

The following information from continuing operations is derived directly from the segments’ internal financial reports used for corporate management purposes (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues:
Hospitality	$222,831	$233,047	$432,412	$459,095
Opry and Attractions	22,352	20,182	34,884	33,049
Corporate and Other	—	—	—	—

Total	$245,183	$253,229	$467,296	$492,144

Depreciation and amortization:
Hospitality	$25,528	$26,347	$52,329	$54,883
Opry and Attractions	1,319	1,278	2,685	2,563
Corporate and Other	2,207	2,629	6,049	5,242

Total	$29,054	$30,254	$61,063	$62,688

Operating income (loss):
Hospitality	$38,026	$46,423	$61,434	$86,459
Opry and Attractions	6,404	4,829	6,284	5,654
Corporate and Other	(8,843)	(15,889)	(19,351)	(31,508)
REIT conversion costs	(5,420)	(3,375)	(20,412)	(6,428)
Casualty loss	(17)	(372)	(49)	(546)
Preopening costs	—	(8)	—	(339)
Impairment and other charges (non-REIT conversion costs)	(1,247)	—	(1,247)	—

Total operating income	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies	—	109	—	109
Other gains and (losses), net	53	—	47	—

Income before income taxes and discontinued operations	$14,584	$20,287	$2,062	$30,763

Information Concerning Guarantor and Non-Guarantor Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2013
Condensed Consolidated Balance Sheets

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,768,390	$335,585	$—	$2,103,975
Cash and cash equivalents - unrestricted	—	648	—	43,752	—	44,400
Cash and cash equivalents - restricted	—	—	—	14,483	—	14,483
Notes receivable	—	—	—	151,978	—	151,978
Trade receivables, less allowance	—	—	—	74,450	—	74,450
Deferred financing costs	—	22,254	—	—	—	22,254
Prepaid expenses and other assets	—	332	116,262	56,325	(117,574)	55,345
Intercompany receivables, net	222,740	—	706,751	42,983	(972,474)	—
Investments	1,998,489	2,767,163	526,644	429,811	(5,722,107)	—

Total assets	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$340,376	$813,000	$—	$1,287	$—	$1,154,663
Accounts payable and accrued liabilities	(69)	10,710	(500)	255,157	(117,860)	147,438
Deferred income tax liabilities, net	(39)	—	—	38,313	—	38,274
Deferred management rights proceeds	—	—	—	184,884	—	184,884
Dividends payable	25,600	—	—	—	—	25,600
Other liabilities	—	—	71,791	53,941	286	126,018
Intercompany payables, net	725,329	245,438	1,707	—	(972,474)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	507	1	1	2,388	(2,390)	507
Additional paid-in-capital	1,264,208	1,741,704	2,803,623	1,184,033	(5,729,360)	1,264,208
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(127,449)	(20,456)	241,425	(555,605)	9,643	(452,442)
Accumulated other comprehensive loss	—	—	—	(15,031)	—	(15,031)

Total stockholders’ equity	1,130,032	1,721,249	3,045,049	615,785	(5,722,107)	790,008

Total liabilities and stockholders’ equity	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,798,827	$350,172	$—	$2,148,999
Cash and cash equivalents - unrestricted	—	—	(595)	97,765	—	97,170
Cash and cash equivalents - restricted	—	—	—	6,210	—	6,210
Notes receivable	—	—	—	149,400	—	149,400
Trade receivables, less allowance	—	—	—	55,343	—	55,343
Deferred financing costs	—	11,347	—	—	—	11,347
Prepaid expenses and other assets	—	—	—	64,119	(137)	63,982
Intercompany receivables, net	485,219	—	—	—	(485,219)	—
Investments	1,202,809	2,771,696	1,208,937	450,261	(5,633,703)	—

Total assets	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$485,219	$545,000	$—	$1,644	$—	$1,031,863
Accounts payable and accrued liabilities	—	15,514	(1,535)	204,904	(422)	218,461
Deferred income tax liabilities, net	(386)	(1,448)	99,674	(8,902)	—	88,938
Deferred management rights proceeds	—	—	—	186,346	—	186,346
Other liabilities	—	—	83,477	69,483	285	153,245
Intercompany payables, net	—	485,219	—	—	(485,219)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	526	—	—	2,388	(2,388)	526
Additional paid-in-capital	1,250,975	1,741,704	2,803,618	1,184,041	(5,729,363)	1,250,975
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(41,072)	(2,946)	21,935	(442,031)	98,048	(366,066)
Accumulated other comprehensive loss	—	—	—	(24,603)	—	(24,603)

Total stockholders’ equity	1,203,195	1,738,758	2,825,553	719,795	(5,633,703)	853,598

Total liabilities and stockholders’ equity	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

Condensed Consolidating Statement of Operations

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$96,073	$—	$96,073
Food and beverage	—	—	—	99,309	—	99,309
Other hotel revenue	—	—	66,836	31,729	(71,116)	27,449
Opry and Attractions	—	—	—	22,352	—	22,352

Total revenues	—	—	66,836	249,463	(71,116)	245,183
Operating expenses:
Rooms	—	—	—	26,564	—	26,564
Food and beverage	—	—	—	60,406	—	60,406
Other hotel expenses	—	—	10,069	125,980	(67,466)	68,583
Management fees	—	—	—	3,724	—	3,724

Total hotel operating expenses	—	—	10,069	216,674	(67,466)	159,277
Opry and Attractions	—	—	—	14,629	—	14,629
Corporate	—	(181)	2	6,815	—	6,636
Corporate overhead allocation	2,120	—	1,530	—	(3,650)	—
REIT conversion costs	—	—	—	5,420	—	5,420
Casualty loss	—	—	—	17	—	17
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	14,937	14,117	—	29,054

Total operating expenses	2,120	(181)	27,785	257,672	(71,116)	216,280

Operating income (loss)	(2,120)	181	39,051	(8,209)	—	28,903

Interest expense, net of amounts capitalized	(7,537)	(9,875)	—	(12)	—	(17,424)
Interest income	—	—	—	3,052	—	3,052
Other gains and (losses)	—	—	—	53	—	53

Income (loss) before income taxes and discontinued operations	(9,657)	(9,694)	39,051	(5,116)	—	14,584
(Provision) benefit for income taxes	—	(3)	(922)	2,709	—	1,784
Equity in subsidiaries’ earnings, net	26,036	—	—	—	(26,036)	—

Income (loss) from continuing operations	16,379	(9,697)	38,129	(2,407)	(26,036)	16,368
Income from discontinued operations, net of taxes	—	—	—	11	—	11

Net income (loss)	$16,379	$(9,697)	$38,129	$(2,396)	$(26,036)	$16,379

Comprehensive income (loss)	$24,789	$(9,697)	$38,129	$6,014	$(34,446)	$24,789

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$99,982	$—	$99,982
Food and beverage	—	—	—	101,224	—	101,224
Other hotel revenue	9,294	—	—	31,841	(9,294)	31,841
Opry and Attractions	7	—	—	20,175	—	20,182

Total revenues	9,301	—	—	253,222	(9,294)	253,229
Operating expenses:
Rooms	—	—	—	24,797	—	24,797
Food and beverage	—	—	—	60,644	—	60,644
Other hotel expenses	—	—	—	74,836	—	74,836
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	160,277	—	160,277
Opry and Attractions	—	—	—	14,075	—	14,075
Corporate	5,655	—	—	7,605	—	13,260
Corporate overhead allocation	—	—	—	9,294	(9,294)	—
REIT conversion costs	2,732	—	—	643	—	3,375
Casualty loss	243	—	—	129	—	372
Preopening costs	8	—	—	—	—	8
Depreciation and amortization	758	—	—	29,496	—	30,254

Total operating expenses	9,396	—	—	221,519	(9,294)	221,621

Operating income (loss)	(95)	—	—	31,703	—	31,608
Interest expense, net of amounts capitalized	(14,660)	—	—	(29,748)	29,957	(14,451)
Interest income	25,129	—	—	7,849	(29,957)	3,021
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	10,374	—	—	9,913	—	20,287
Provision for income taxes	(5,688)	—	—	(5,626)	—	(11,314)
Equity in subsidiaries’ earnings, net	4,268	—	—	—	(4,268)	—

Income from continuing operations	8,954	—	—	4,287	(4,268)	8,973
Loss from discontinued operations, net of taxes	—	—	—	(19)	—	(19)

Net income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

Comprehensive income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$181,582	$—	$181,582
Food and beverage	—	—	—	197,497	—	197,497
Other hotel revenue	—	—	136,515	62,317	(145,499)	53,333
Opry and Attractions	—	—	—	34,884	—	34,884

Total revenues	—	—	136,515	476,280	(145,499)	467,296
Operating expenses:
Rooms	—	—	—	51,651	—	51,651
Food and beverage	—	—	—	121,654	—	121,654
Other hotel expenses	—	—	22,500	253,425	(137,774)	138,151
Management fees	—	—	—	7,193	—	7,193

Total hotel operating expenses	—	—	22,500	433,923	(137,774)	318,649
Opry and Attractions	—	—	—	25,915	—	25,915
Corporate	—	666	2	12,634	—	13,302
Corporate overhead allocation	2,120	—	5,605	—	(7,725)	—
REIT conversion costs	—	—	—	20,412	—	20,412
Casualty loss	—	—	—	49	—	49
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	29,887	31,176	—	61,063

Total operating expenses	2,120	666	59,241	524,109	(145,499)	440,637

Operating income (loss)	(2,120)	(666)	77,274	(47,829)	—	26,659
Interest expense, net of amounts capitalized	(15,906)	(14,813)	—	(28)	—	(30,747)
Interest income	—	—	—	6,103	—	6,103
Other gains and (losses)	—	—	—	47	—	47

Income (loss) before income taxes and discontinued operations	(18,026)	(15,479)	77,274	(41,707)	—	2,062
(Provision) benefit for income taxes	(222)	(2,031)	142,217	(71,888)	—	68,076
Equity in subsidiaries’ earnings, net	88,407	—	—	—	(88,407)	—

Income (loss) from continuing operations	70,159	(17,510)	219,491	(113,595)	(88,407)	70,138
Income from discontinued operations, net of taxes	—	—	—	21	—	21

Net income (loss)	$70,159	$(17,510)	$219,491	$(113,574)	$(88,407)	$70,159

Comprehensive income (loss)	$79,731	$(17,510)	$219,491	$(104,002)	$(97,979)	$79,731

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$187,516	$—	$187,516
Food and beverage	—	—	—	209,300	—	209,300
Other hotel revenue	12,085	—	—	62,382	(12,188)	62,279
Opry and Attractions	14	—	—	33,035	—	33,049

Total revenues	12,099	—	—	492,233	(12,188)	492,144
Operating expenses:
Rooms	—	—	—	47,765	—	47,765
Food and beverage	—	—	—	122,258	—	122,258
Other hotel expenses	—	—	—	147,833	(103)	147,730
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	317,856	(103)	317,753
Opry and Attractions	—	—	—	24,832	—	24,832
Corporate	11,040	—	—	15,226	—	26,266
Corporate overhead allocation	—	—	—	12,085	(12,085)	—
REIT conversion costs	5,380	—	—	1,048	—	6,428
Casualty loss	276	—	—	270	—	546
Preopening costs	22	—	—	317	—	339
Depreciation and amortization	1,526	—	—	61,162	—	62,688

Total operating expenses	18,244	—	—	432,796	(12,188)	438,852

Operating income (loss)	(6,145)	—	—	59,437	—	53,292
Interest expense, net of amounts capitalized	(29,294)	—	—	(59,683)	60,164	(28,813)
Interest income	50,461	—	—	15,878	(60,164)	6,175
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	15,022	—	—	15,741	—	30,763
Provision for income taxes	(7,639)	—	—	(8,144)	—	(15,783)
Equity in subsidiaries’ earnings, net	7,599	—	—	—	(7,599)	—

Income from continuing operations	14,982	—	—	7,597	(7,599)	14,980
Income from discontinued operations, net of taxes	—	—	—	2	—	2

Net income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Comprehensive income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Condensed Consolidating Statement of Cash Flows

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$272,882	$(251,957)	$1,316	$(31,228)	$—	$(8,987)
Net cash provided by discontinued operating activities	—	—	—	79	—	79

Net cash provided by (used in) operating activities	272,882	(251,957)	1,316	(31,149)	—	(8,908)

Purchases of property and equipment	—	—	(721)	(14,460)	—	(15,181)
Increase in restricted cash and cash equivalents	—	—	—	(8,273)	—	(8,273)
Other investing activities	—	—	—	226	—	226

Net cash used in investing activities — continuing operations	—	—	(721)	(22,507)	—	(23,228)
Net cash used in investing activities — discontinued operations	—	—	—	—	—	—

Net cash used in investing activities	—	—	(721)	(22,507)	—	(23,228)

Net borrowings under credit facility	—	(82,000)	—	—	—	(82,000)
Issuance of senior notes	—	350,000	—	—	—	350,000
Early redemption of senior notes	(152,180)	—	—	—	—	(152,180)
Deferred financing costs paid	—	(15,395)	—	—	—	(15,395)
Repurchase of Company stock for retirement	(100,028)	—	—	—	—	(100,028)
Payment of dividend	(25,823)	—	—	—	—	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	—	—	—	—	5,145
Excess tax benefit from stock-based compensation	4	—	—	—	—	4
Other financing activities, net	—	—	—	(357)	—	(357)

Net cash provided by (used in) financing activities — continuing operations	(272,882)	252,605	—	(357)	—	(20,634)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(272,882)	252,605	—	(357)	—	(20,634)

Net change in cash and cash equivalents	—	648	595	(54,013)	—	(52,770)
Cash and cash equivalents at beginning of year	—	—	(595)	97,765	—	97,170

Cash and cash equivalents at end of year	$—	$648	$—	$43,752	$—	$44,400

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by continuing operating activities	$32,717	$—	$—	$46,382	$—	$79,099
Net cash provided by discontinued operating activities	—	—	—	51	—	51

Net cash provided by operating activities	32,717	—	—	46,433	—	79,150

Purchases of property and equipment	(6,269)	—	—	(52,519)	—	(58,788)
Collection of notes receivable	—	—	—	2,870	—	2,870
Other investing activities	—	—	—	424	—	424

Net cash used in investing activities — continuing operations	(6,269)	—	—	(49,225)	—	(55,494)
Net cash used in investing activities — discontinued operations	—	—	—		—	—

Net cash used in investing activities	(6,269)	—	—	(49,225)	—	(55,494)

Net repayments under credit facility	(45,000)	—	—	—	—	(45,000)
Proceeds from exercise of stock option and purchase plans	6,833	—	—	—	—	6,833
Other financing activities, net	—	—	—	(373)	—	(373)

Net cash used in financing activities — continuing operations	(38,167)	—	—	(373)	—	(38,540)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(38,167)	—	—	(373)	—	(38,540)

Net change in cash and cash equivalents	(11,719)	—	—	(3,165)	—	(14,884)
Cash and cash equivalents at beginning of year	37,562	—	—	6,826	—	44,388

Cash and cash equivalents at end of year	$25,843	$—	$—	$3,661	$—	$29,504

Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2012 Assets, Total [Member]	Dec. 31, 2012 Liabilities, Total [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Hotel Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Hotel Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Opry and Attractions Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Opry and Attractions Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Corporate Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Corporate Cost [Member]	Jun. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Jun. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Jun. 30, 2012 Operating Costs [Member]	Jun. 30, 2012 Operating Costs [Member]	Jun. 30, 2012 Operating Expense Hotel [Member]	Jun. 30, 2012 Operating Expense Hotel [Member]	Jun. 30, 2012 Opry and Attractions Operating Expenses [Member]	Jun. 30, 2012 Opry and Attractions Operating Expenses [Member]	Jun. 30, 2012 Corporate Operating Expenses [Member]	Jun. 30, 2012 Corporate Operating Expenses [Member]
Prior period reclassification adjustment	$ 10.7	$ (10.7)	$ 51.8	$ 101.1	$ (34.4)	$ (67.2)	$ (3.8)	$ (7.3)	$ (10.2)	$ (20.2)	$ (3.4)	$ (6.4)	$ 139.2	$ 274.2	$ (125.9)	$ (250.6)	$ (10.3)	$ (17.5)	$ (3)	$ (6.1)

Reit Conversion - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Real Estate Properties [Line Items]
Sales price of management rights and intellectual property	$ 210,000,000
Purchase price to the Management Rights	190,000,000
Purchase price IP Rights	20,000,000
Term of management rights for income amortization				65 years
REIT conversion costs		5,420,000	3,375,000	20,412,000	6,428,000
Estimated one time costs related to REIT conversion		25,700,000		25,700,000
Estimated federal income taxes associated with transaction minimum		5,000,000		5,000,000
Estimated federal income taxes associated with transaction maximum		7,000,000		7,000,000
REIT Conversion [Member]
Real Estate Properties [Line Items]
REIT conversion costs		5,400,000		20,400,000
Employment severance and retention costs		(2,700,000)		(13,900,000)
Professional fees		(900,000)	(3,400,000)	(2,000,000)	(6,400,000)
Various other transition costs		$ (1,800,000)		$ (4,500,000)

Income Per Share - Weighted Average Number of Common Shares Outstanding (Detail) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Line Items]
Weighted average shares outstanding - basic	51,244	48,974	51,832	48,844
Effect of dilutive stock-based compensation	504	675	533	654
Effect of convertible notes	7,464	2,803	7,682	1,904
Effect of common stock warrants	5,678	722	5,940
Weighted average shares outstanding - diluted	64,890	53,174	65,987	51,402

Income Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Line Items]
Stock-based compensation awards outstanding	0.1	0.8	0.1	0.9
Approximate number of common stock share which can be purchased under warrants	16.4		16.4
Adjusted strike price under warrant	26.35		26.35
Loss on call spread modification related to convertible notes	$ (4,869)		$ (4,869)
3.75% Convertible Senior Notes [Member]
Earnings Per Share [Line Items]
Interest rate of Senior Notes	3.75%		3.75%
Convertible senior notes			2014

Accumulated Other Comprehensive Loss - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Comprehensive income (loss)	$ 13.6	$ 13.6
Reclassified Comprehensive income (loss), Before tax	0.1	0.2
Other comprehensive income Pension liability, tax expense	$ 5.2	$ 4.2

Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 241,814	$ 241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534
Property and Equipment, gross	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)
Property and equipment, net	$ 2,103,975	$ 2,148,999

Notes Receivable - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Receivables	Jun. 30, 2012	Jun. 30, 2013 Receivables	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of notes receivable	2		2
Interest income	$ 3,052,000	$ 3,021,000	$ 6,103,000	$ 6,175,000
Payment received relating to notes receivables			3,500,000	6,600,000
National Bonds [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 3,100,000	$ 2,900,000	$ 6,100,000	$ 6,100,000

Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Debt	$ 1,154,663	$ 1,031,863
Less amounts due within one year	(626)	(130,358)
Total long-term debt	1,154,037	901,505
$1 Billion Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt	463,000
$925 Million Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt		545,000
3.75% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	340,376	333,039
5% Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	350,000
6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt		152,180
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,287	$ 1,644

Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Parenthetical) (Detail) (USD $)	Apr. 18, 2013	Apr. 18, 2013 $1 Billion Credit Facility [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member]	Dec. 31, 2012 $925 Million Credit Facility [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total credit facility	$ 925,000,000		$ 1,000,000,000	$ 925,000,000
Spread rate added to LIBOR			1.75%	2.00%
Maturity date for credit facility		Apr 18, 2017	Apr 18, 2017	Aug 1, 2015
Interest rate of Senior Notes					3.75%		5.00%	5.00%	6.75%
Maturity date for Notes					Oct 1, 2014		Apr 15, 2021	Apr 15, 2021	Nov 15, 2014
Debt discount on Convertible Senior Notes					$ 19,624,000	$ 26,961,000

Debt - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended										1 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 18, 2013	Dec. 31, 2012	Apr. 15, 2019 Subsequent Event [Member]	Apr. 15, 2018 Subsequent Event [Member]	Apr. 15, 2017 Subsequent Event [Member]	Apr. 16, 2016 Subsequent Event [Member]	Apr. 15, 2016 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member] Hotel	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior secured credit facility [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior Secured Revolving Credit Facility [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 $925 Million Credit Facility [Member]	Jun. 30, 2013 $925 Million Credit Facility [Member]	Dec. 31, 2012 $925 Million Credit Facility [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 6.75% Senior Notes [Member]	Dec. 31, 2012 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total credit facility			$ 925,000,000									$ 1,000,000,000	$ 1,000,000,000	$ 700,000,000	$ 300,000,000			$ 925,000,000
Total Debt	1,154,663,000			1,031,863,000								463,000,000		154,000,000				545,000,000	340,376,000	340,376,000	333,039,000		350,000,000		152,180,000
Maturity Date											Apr 18, 2017	Apr 18, 2017						Aug 1, 2015
Fee to be paid by the Company on the average unused portion, minimum												0.30%
Fee to be paid by the Company on the average unused portion, maximum												0.40%
Accordion feature allowing potential increase to credit facility												500,000,000
Number of subsidiaries owing hotels												4
Write-off of deferred financing costs																1,300,000	1,301,000							544,000
Face amount of outstanding debt																			360,000,000	360,000,000		350,000,000
Conversion rate per $ 1,000 principal of convertible notes																			45.5431
Conversion price per share																			$ 21.96	$ 21.96
Common Stock principal amount of convertible notes																			1,000	1,000
Strike price of purchased option	21.96
Purchased options number of shares	16.4									13.9
Approximate number of common stock share which can be purchased under warrants	16.4									13.9
Exercise price of common stock	26.35
Maturity year of note																				2014		2021
Interest rate of Senior Notes																			3.75%	3.75%		5.00%	5.00%	6.75%
Debt Instrument, maturity date																				Oct 1, 2014		Apr 15, 2021	Apr 15, 2021	Nov 15, 2014
First semi-annual interest payment date																						April 15
Second semi-annual interest payment date																						October 15
Semi-annual interest payment beginning date																						Oct 15, 2013
Redemption price expressed as percentage of principal amount					100.00%	101.25%	102.50%	100.00%	103.75%
Net proceeds from issuance of senior notes	$ 350,000,000																					$ 342,000,000

Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Equity Incentive Plan Restricted Stock [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member]	Dec. 31, 2011 Restricted Stock Awards for Certain Management [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member] Minimum [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award granted by Company							37,000	67,400
Vesting period from the date of grant							May vest in 2016	May vest in 2014
Performance period							3 years
Weighted-average grant-date fair value of restricted stock awards granted							$ 45.01	$ 44.39
Risk-free rate of weighted-average grant date fair value							0.40%
Volatility rate of weighted-average grant date fair value									23.00%	64.00%
Expected life assumption for weighted average grant date fair value							3 years
Restricted stock award, outstanding					524,596	574,933
Compensation cost on stock-based compensation plans	$ 2	$ 2.9	$ 4.6	$ 5.3

Retirement and Postretirement Benefits Other than Pension Plans - Net Periodic Pension and Postretirement Benefit Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Net settlement loss	$ 1,290		$ 1,290
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		15		29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)
Total net postretirement benefit expense	(205)	313	(330)	627
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	947	1,087	1,940	2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Amortization of net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290		1,290
Total net periodic pension expense	$ 1,216	$ 1,084	$ 1,236	$ 2,168

Retirement and Postretirement Benefits Other than Pension Plans - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	May 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss	$ 1,290,000	$ 1,290,000
Changed in assumed discount rate			4.00%	3.60%
Reduction in plan liability		9,500,000
REIT Conversion [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss		600,000
Corporate Operating Expenses [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss		$ 700,000

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Period of property held by REIT			10 years
(Provision) benefit for income taxes	$ 1,784,000	$ (11,314,000)	$ 68,076,000	$ (15,783,000)
Reversal in net deferred tax liabilities	(1,000,000)		136,500,000
Valuation allowance on net deferred tax assets	76,100,000		76,100,000
Tax benefit related to the reversal of liabilities associated with unrecognized tax positions			6,700,000
Income tax benefit related to current period operations	(2,800,000)		(1,000,000)
Company's reserve for uncertain tax benefits			12,400,000
Income Tax benefit			4,800,000
Reduction to the related accrued interest as an income tax benefit			2,100,000
Unrecognized tax benefits	800,000		800,000		13,200,000
Unrecognized tax benefits, affect effective tax rate if recognized	800,000		800,000		6,700,000
Estimated overall decrease in unrecognized tax benefits in the next twelve months due to the expiration of various statutes of limitations	800,000		800,000
Interest on income taxes accrued related to uncertain tax positions	100,000		100,000		2,200,000
Income tax penalties accrued related to uncertain tax positions	$ 0		$ 0		$ 0

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013 Partner Venture
Contingencies And Commitments [Line Items]
Number of joint ventures	2
Real Estate funds serving as joint venture partners	2
Corporate Joint Venture [Member]
Contingencies And Commitments [Line Items]
Maximum potential amount liable under contribution agreement	16.9
Total debt subject to guarantees	86.4

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Equity [Line Items]
Authorized amount for share repurchase program				$ 100
Company repurchased, shares				2.3
Repurchase of Company stock for retirement				100
Cash Dividend on Common Stock	$ 0.5	$ 0.5		$ 1
Aggregated Dividend Paid	$ 25.3	$ 25.8
Common stock Dividend Payable Date	Jul 15, 2013	Apr 12, 2013
Dividend payable date of record	Jun 28, 2013	Mar 28, 2013
Dividend payable date declared	Jun 3, 2013	Feb 14, 2013

Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	$ 17,018	$ 15,580
Total assets measured at fair value	17,018	15,580
Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	17,018	15,580
Total assets measured at fair value	17,018	15,580
Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments
Total assets measured at fair value
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments
Total assets measured at fair value

Fair Value Measurements - Additional Information (Detail) (USD $)	Jun. 30, 2013 Receivables	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of bonds received	2
Total Debt	$ 1,154,663,000	$ 1,031,863,000
3.75% Convertible Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face amount of outstanding debt	360,000,000
Interest rate of Senior Notes	3.75%
Total Debt	340,376,000	333,039,000
Fair value of the convertible notes	358,000,000
Bonds Series A and Series B [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of bonds received	2
Bonds A Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	90,700,000
Maturity date of notes receivable	Jul 1, 2034
Bonds B Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	61,300,000
Maturity date of notes receivable	Sep 1, 2037
Notes receivable, fair value	$ 42,000,000

Financial Reporting by Business Segments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2013 Segment
Segment Reporting Information [Line Items]
Number of business segments	3

Financial Reporting by Business Segments - Segments Internal Financial Reports (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 245,183	$ 253,229	$ 467,296	$ 492,144
Depreciation and amortization	29,054	30,254	61,063	62,688
Operating income (loss)	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies		109		109
Other gains and (losses), net	53		47
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	245,183	253,229	467,296	492,144
Depreciation and amortization	29,054	30,254	61,063	62,688
Operating income (loss)	28,903	31,608	26,659	53,292
Operating Segments [Member] | Hospitality [Member]
Segment Reporting Information [Line Items]
Revenue	222,831	233,047	432,412	459,095
Depreciation and amortization	25,528	26,347	52,329	54,883
Operating income (loss)	38,026	46,423	61,434	86,459
Operating Segments [Member] | Opry and Attractions [Member]
Segment Reporting Information [Line Items]
Revenue	22,352	20,182	34,884	33,049
Depreciation and amortization	1,319	1,278	2,685	2,563
Operating income (loss)	6,404	4,829	6,284	5,654
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	2,207	2,629	6,049	5,242
Operating income (loss)	(8,843)	(15,889)	(19,351)	(31,508)
Operating Segments [Member] | Real Estate Investment Trust Conversion Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(5,420)	(3,375)	(20,412)	(6,428)
Operating Segments [Member] | Casualty Loss [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(17)	(372)	(49)	(546)
Operating Segments [Member] | Preopening Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)		(8)		(339)
Operating Segments [Member] | Impairment and Other Charges (Non-REIT Conversion Costs) [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (1,247)		$ (1,247)

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jul. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Scenario, Forecast [Member]
Subsequent Event [Line Items]
Cancellation of convertible notes		$ 54.7
Aggregate consideration for convertible notes		98.6
Value of convertible notes converted by a holder		1.2
Convertible notes, Outstanding amount		304.1
Loss on extinguishment on Debt			$ (3)
Shares surrendered by counter party		0.2
Approximate number of common stock share under purchased option reduced	16.4	13.9
Approximate number of common stock share under warrants option reduced	16.4	13.9

Information Concerning Guarantor and Non-Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Apr. 18, 2013	Jun. 30, 2013 Guarantors [Member] Entity	Jun. 30, 2013 5% Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate of Senior Notes				5.00%	5.00%
Number of wholly owned subsidiaries			4
Total credit facility		$ 925				$ 1,000
Ownership percentage in subsidiaries	100.00%
Year of formation of operating partnership and certain subsidiary guarantors	2012

Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Property and equipment, net of accumulated depreciation	$ 2,103,975	$ 2,148,999
Cash and cash equivalents - unrestricted	44,400	97,170	29,504	44,388
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance	74,450	55,343
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	55,345	63,982
Intercompany receivables, net
Investments
Total assets	2,466,885	2,532,451
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,154,663	1,031,863
Accounts payable and accrued liabilities	147,438	218,461
Deferred income tax liabilities, net	38,274	88,938
Deferred management rights proceeds	184,884	186,346
Dividends payable	25,600
Other liabilities	126,018	153,245
Intercompany payables, net
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	507	526
Additional paid-in-capital	1,264,208	1,250,975
Treasury stock	(7,234)	(7,234)
Accumulated deficit	(452,442)	(366,066)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	790,008	853,598
Total liabilities and stockholders' equity	2,466,885	2,532,451
Parent Guarantor [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted			25,843	37,562
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets
Intercompany receivables, net	222,740	485,219
Investments	1,998,489	1,202,809
Total assets	2,221,229	1,688,028
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	340,376	485,219
Accounts payable and accrued liabilities	(69)
Deferred income tax liabilities, net	(39)	(386)
Deferred management rights proceeds
Dividends payable	25,600
Other liabilities
Intercompany payables, net	725,329
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	507	526
Additional paid-in-capital	1,264,208	1,250,975
Treasury stock	(7,234)	(7,234)
Accumulated deficit	(127,449)	(41,072)
Accumulated other comprehensive loss
Total stockholders' equity	1,130,032	1,203,195
Total liabilities and stockholders' equity	2,221,229	1,688,028
Issuer [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted	648
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	332
Intercompany receivables, net
Investments	2,767,163	2,771,696
Total assets	2,790,397	2,783,043
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	813,000	545,000
Accounts payable and accrued liabilities	10,710	15,514
Deferred income tax liabilities, net		(1,448)
Deferred management rights proceeds
Dividends payable
Other liabilities
Intercompany payables, net	245,438	485,219
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	1
Additional paid-in-capital	1,741,704	1,741,704
Treasury stock
Accumulated deficit	(20,456)	(2,946)
Accumulated other comprehensive loss
Total stockholders' equity	1,721,249	1,738,758
Total liabilities and stockholders' equity	2,790,397	2,783,043
Guarantors [Member]
ASSETS:
Property and equipment, net of accumulated depreciation	1,768,390	1,798,827
Cash and cash equivalents - unrestricted		(595)
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets	116,262
Intercompany receivables, net	706,751
Investments	526,644	1,208,937
Total assets	3,118,047	3,007,169
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations
Accounts payable and accrued liabilities	(500)	(1,535)
Deferred income tax liabilities, net		99,674
Deferred management rights proceeds
Dividends payable
Other liabilities	71,791	83,477
Intercompany payables, net	1,707
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	1
Additional paid-in-capital	2,803,623	2,803,618
Treasury stock
Accumulated deficit	241,425	21,935
Accumulated other comprehensive loss
Total stockholders' equity	3,045,049	2,825,553
Total liabilities and stockholders' equity	3,118,047	3,007,169
Non-Guarantors [Member]
ASSETS:
Property and equipment, net of accumulated depreciation	335,585	350,172
Cash and cash equivalents - unrestricted	43,752	97,765	3,661	6,826
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance	74,450	55,343
Deferred financing costs
Prepaid expenses and other assets	56,325	64,119
Intercompany receivables, net	42,983
Investments	429,811	450,261
Total assets	1,149,367	1,173,270
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,287	1,644
Accounts payable and accrued liabilities	255,157	204,904
Deferred income tax liabilities, net	38,313	(8,902)
Deferred management rights proceeds	184,884	186,346
Dividends payable
Other liabilities	53,941	69,483
Intercompany payables, net
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	2,388	2,388
Additional paid-in-capital	1,184,033	1,184,041
Treasury stock
Accumulated deficit	(555,605)	(442,031)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	615,785	719,795
Total liabilities and stockholders' equity	1,149,367	1,173,270
Eliminations [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets	(117,574)	(137)
Intercompany receivables, net	(972,474)	(485,219)
Investments	(5,722,107)	(5,633,703)
Total assets	(6,812,155)	(6,119,059)
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations
Accounts payable and accrued liabilities	(117,860)	(422)
Deferred income tax liabilities, net
Deferred management rights proceeds
Dividends payable
Other liabilities	286	285
Intercompany payables, net	(972,474)	(485,219)
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	(2,390)	(2,388)
Additional paid-in-capital	(5,729,360)	(5,729,363)
Treasury stock
Accumulated deficit	9,643	98,048
Accumulated other comprehensive loss
Total stockholders' equity	(5,722,107)	(5,633,703)
Total liabilities and stockholders' equity	$ (6,812,155)	$ (6,119,059)

Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Rooms	$ 96,073	$ 99,982	$ 181,582	$ 187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	27,449	31,841	53,333	62,279
Opry and Attractions	22,352	20,182	34,884	33,049
Total revenues	245,183	253,229	467,296	492,144
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	68,583	74,836	138,151	147,730
Management fees	3,724		7,193
Total hotel operating expenses	159,277	160,277	318,649	317,753
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,636	13,260	13,302	26,266
Corporate overhead allocation
REIT conversion costs	5,420	3,375	20,412	6,428
Casualty loss	17	372	49	546
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Preopening costs		8		339
Depreciation and amortization	29,054	30,254	61,063	62,688
Total operating expenses	216,280	221,621	440,637	438,852
Operating income (loss)	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Other gains and (losses)	53		47
Income from unconsolidated companies		109		109
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
(Provision) benefit for income taxes	1,784	(11,314)	68,076	(15,783)
Equity in subsidiaries' earnings, net
Income from continuing operations	16,368	8,973	70,138	14,980
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income (loss)	16,379	8,954	70,159	14,982
Comprehensive income (loss)	24,789	8,954	79,731	14,982
Parent Guarantor [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue		9,294		12,085
Opry and Attractions		7		14
Total revenues		9,301		12,099
Operating expenses:
Rooms
Food and beverage
Other hotel expenses
Management fees
Total hotel operating expenses
Opry and Attractions
Corporate		5,655		11,040
Corporate overhead allocation	2,120		2,120
REIT conversion costs		2,732		5,380
Casualty loss		243		276
Impairment and other charges (non-REIT conversion costs)
Preopening costs		8		22
Depreciation and amortization		758		1,526
Total operating expenses	2,120	9,396	2,120	18,244
Operating income (loss)	(2,120)	(95)	(2,120)	(6,145)
Interest expense, net of amounts capitalized	(7,537)	(14,660)	(15,906)	(29,294)
Interest income		25,129		50,461
Other gains and (losses)
Income before income taxes and discontinued operations	(9,657)	10,374	(18,026)	15,022
(Provision) benefit for income taxes		(5,688)	(222)	(7,639)
Equity in subsidiaries' earnings, net	26,036	4,268	88,407	7,599
Income from continuing operations	16,379	8,954	70,159	14,982
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	16,379	8,954	70,159	14,982
Comprehensive income (loss)	24,789	8,954	79,731	14,982
Issuer [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue
Opry and Attractions
Total revenues
Operating expenses:
Rooms
Food and beverage
Other hotel expenses
Management fees
Total hotel operating expenses
Opry and Attractions
Corporate	(181)		666
Corporate overhead allocation
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)
Depreciation and amortization
Total operating expenses	(181)		666
Operating income (loss)	181		(666)
Interest expense, net of amounts capitalized	(9,875)		(14,813)
Interest income
Other gains and (losses)
Income before income taxes and discontinued operations	(9,694)		(15,479)
(Provision) benefit for income taxes	(3)		(2,031)
Equity in subsidiaries' earnings, net
Income from continuing operations	(9,697)		(17,510)
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	(9,697)		(17,510)
Comprehensive income (loss)	(9,697)		(17,510)
Guarantors [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue	66,836		136,515
Opry and Attractions
Total revenues	66,836		136,515
Operating expenses:
Rooms
Food and beverage
Other hotel expenses	10,069		22,500
Management fees
Total hotel operating expenses	10,069		22,500
Opry and Attractions
Corporate	2		2
Corporate overhead allocation	1,530		5,605
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Depreciation and amortization	14,937		29,887
Total operating expenses	27,785		59,241
Operating income (loss)	39,051		77,274
Interest expense, net of amounts capitalized
Interest income
Other gains and (losses)
Income before income taxes and discontinued operations	39,051		77,274
(Provision) benefit for income taxes	(922)		142,217
Equity in subsidiaries' earnings, net
Income from continuing operations	38,129		219,491
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	38,129		219,491
Comprehensive income (loss)	38,129		219,491
Non-Guarantors [Member]
Revenues:
Rooms	96,073	99,982	181,582	187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	31,729	31,841	62,317	62,382
Opry and Attractions	22,352	20,175	34,884	33,035
Total revenues	249,463	253,222	476,280	492,233
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	125,980	74,836	253,425	147,833
Management fees	3,724		7,193
Total hotel operating expenses	216,674	160,277	433,923	317,856
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,815	7,605	12,634	15,226
Corporate overhead allocation		9,294		12,085
REIT conversion costs	5,420	643	20,412	1,048
Casualty loss	17	129	49	270
Impairment and other charges (non-REIT conversion costs)
Preopening costs				317
Depreciation and amortization	14,117	29,496	31,176	61,162
Total operating expenses	257,672	221,519	524,109	432,796
Operating income (loss)	(8,209)	31,703	(47,829)	59,437
Interest expense, net of amounts capitalized	(12)	(29,748)	(28)	(59,683)
Interest income	3,052	7,849	6,103	15,878
Other gains and (losses)	53		47
Income from unconsolidated companies		109		109
Income before income taxes and discontinued operations	(5,116)	9,913	(41,707)	15,741
(Provision) benefit for income taxes	2,709	(5,626)	(71,888)	(8,144)
Equity in subsidiaries' earnings, net
Income from continuing operations	(2,407)	4,287	(113,595)	7,597
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income (loss)	(2,396)	4,268	(113,574)	7,599
Comprehensive income (loss)	6,014	4,268	(104,002)	7,599
Eliminations [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue	(71,116)	(9,294)	(145,499)	(12,188)
Opry and Attractions
Total revenues	(71,116)	(9,294)	(145,499)	(12,188)
Operating expenses:
Rooms
Food and beverage
Other hotel expenses	(67,466)		(137,774)	(103)
Management fees
Total hotel operating expenses	(67,466)		(137,774)	(103)
Opry and Attractions
Corporate
Corporate overhead allocation	(3,650)	(9,294)	(7,725)	(12,085)
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)
Depreciation and amortization
Total operating expenses	(71,116)	(9,294)	(145,499)	(12,188)
Operating income (loss)
Interest expense, net of amounts capitalized		29,957		60,164
Interest income		(29,957)		(60,164)
Other gains and (losses)
Income before income taxes and discontinued operations
(Provision) benefit for income taxes
Equity in subsidiaries' earnings, net	(26,036)	(4,268)	(88,407)	(7,599)
Income from continuing operations	(26,036)	(4,268)	(88,407)	(7,599)
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	(26,036)	(4,268)	(88,407)	(7,599)
Comprehensive income (loss)	$ (34,446)	$ (4,268)	$ (97,979)	$ (7,599)

Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	$ (8,987)	$ 79,099
Net cash provided by discontinued operating activities	79	51
Net cash provided by (used in) operating activities	(8,908)	79,150
Purchases of property and equipment	(15,181)	(58,788)
Increase in restricted cash and cash equivalents	(8,273)
Collection of notes receivable		2,870
Other investing activities	226	424
Net cash used in investing activities - continuing operations	(23,228)	(55,494)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(23,228)	(55,494)
Net borrowings (repayments) under credit facility	(82,000)	(45,000)
Issuance of senior notes	350,000
Early redemption of senior notes	(152,180)
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net	(357)	(373)
Net cash provided by (used in) financing activities - continuing operations	(20,634)	(38,540)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(20,634)	(38,540)
Net change in cash and cash equivalents	(52,770)	(14,884)
Cash and cash equivalents - unrestricted, beginning of period	97,170	44,388
Cash and cash equivalents - unrestricted, end of period	44,400	29,504
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	272,882	32,717
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	272,882	32,717
Purchases of property and equipment		(6,269)
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations		(6,269)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities		(6,269)
Net borrowings (repayments) under credit facility		(45,000)
Issuance of senior notes
Early redemption of senior notes	(152,180)
Deferred financing costs paid
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations	(272,882)	(38,167)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(272,882)	(38,167)
Net change in cash and cash equivalents		(11,719)
Cash and cash equivalents - unrestricted, beginning of period		37,562
Cash and cash equivalents - unrestricted, end of period		25,843
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(251,957)
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	(251,957)
Purchases of property and equipment
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash used in investing activities
Net borrowings (repayments) under credit facility	(82,000)
Issuance of senior notes	350,000
Early redemption of senior notes
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations	252,605
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	252,605
Net change in cash and cash equivalents	648
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period	648
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	1,316
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	1,316
Purchases of property and equipment	(721)
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations	(721)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(721)
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities
Net change in cash and cash equivalents	595
Cash and cash equivalents - unrestricted, beginning of period	(595)
Cash and cash equivalents - unrestricted, end of period
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(31,228)	46,382
Net cash provided by discontinued operating activities	79	51
Net cash provided by (used in) operating activities	(31,149)	46,433
Purchases of property and equipment	(14,460)	(52,519)
Increase in restricted cash and cash equivalents	(8,273)
Collection of notes receivable		2,870
Other investing activities	226	424
Net cash used in investing activities - continuing operations	(22,507)	(49,225)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(22,507)	(49,225)
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net	(357)	(373)
Net cash provided by (used in) financing activities - continuing operations	(357)	(373)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(357)	(373)
Net change in cash and cash equivalents	(54,013)	(3,165)
Cash and cash equivalents - unrestricted, beginning of period	97,765	6,826
Cash and cash equivalents - unrestricted, end of period	43,752	3,661
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities
Purchases of property and equipment
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash used in investing activities
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities
Net change in cash and cash equivalents
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period